United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2008 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
COMMON STOCKS - 90.2%
Consumer Discretionary - 18.1%
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp.	15,050	$555,947
International Game Technology	14,760	320,440

		876,387

Household Durables - 2.3%
D.R. Horton, Inc.	8,530	94,854
Fortune Brands, Inc.	3,820	218,924
Pulte Homes, Inc.	10,680	130,403
Toll Brothers, Inc.*	4,360	87,592

		531,773

Media - 5.4%
Charter Communications, Inc. - Class A*	96,410	109,907
Comcast Corp. - Class A	26,520	546,842
The E.W. Scripps Co. - Class A	2,793	19,330
Scripps Networks Interactive - Class A	8,380	339,725
Time Warner, Inc.	16,980	243,154

		1,258,958

Specialty Retail - 6.7%
The Home Depot, Inc.	22,110	526,881
Limited Brands, Inc.	15,780	260,212
Lowe’s Companies, Inc.	26,690	542,341
Office Depot, Inc.*	37,410	254,388

		1,583,822

Total Consumer Discretionary		4,250,940

Consumer Staples - 8.3%
Food Products - 6.3%
Dean Foods Co.*	6,620	141,006
Kellogg Co.	5,240	278,034
Nestle S.A. (Switzerland)	9,000	396,028
Unilever plc - ADR (United Kingdom)	23,980	656,812

		1,471,880

Personal Products - 2.0%
The Estee Lauder Companies, Inc. - Class A	3,650	160,965
L’Oreal S.A. (France)	3,090	324,832

		485,797

Total Consumer Staples		1,957,677

Energy - 3.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	4,570	378,899
National-Oilwell Varco, Inc.*	2,752	216,390

Investment Portfolio - July 31, 2008 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Weatherford International Ltd.*	7,060	266,374

Total Energy		861,663

Financials - 6.7%
Capital Markets - 1.4%
SEI Investments Co.	14,170	326,335

Commercial Banks - 3.5%
PNC Financial Services Group, Inc.	4,900	349,321
U.S. Bancorp	15,070	461,293

		810,614

Consumer Finance - 1.3%
American Express Co.	8,320	308,838

Diversified Financial Services - 0.5%
Moody’s Corp.	3,360	116,962

Total Financials		1,562,749

Health Care - 16.5%
Biotechnology - 3.0%
Amgen, Inc.*	8,370	524,213
Genzyme Corp.*	2,250	172,463

		696,676

Health Care Equipment & Supplies - 4.3%
The Cooper Companies, Inc.	5,880	198,156
Medtronic, Inc.	15,360	811,469

		1,009,625

Health Care Providers & Services - 1.5%
Quest Diagnostics, Inc.	6,880	365,741

Health Care Technology - 2.5%
Cerner Corp.*	7,180	320,659
Eclipsys Corp.*	12,460	274,743

		595,402

Life Sciences Tools & Services - 2.2%
Millipore Corp.*	3,840	270,144
PerkinElmer, Inc.	8,310	241,821

		511,965

Pharmaceuticals - 3.0%
Johnson & Johnson	7,750	530,642
Novartis AG - ADR (Switzerland)	2,800	166,180

		696,822

Total Health Care		3,876,231

Investment Portfolio - July 31, 2008 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
Industrials - 10.5%
Air Freight & Logistics - 5.4%
FedEx Corp.	8,630	680,389
United Parcel Service, Inc. - Class B	9,330	588,536

		1,268,925

Airlines - 2.6%
JetBlue Airways Corp.*	32,680	172,224
Southwest Airlines Co.	27,605	430,362

		602,586

Industrial Conglomerates - 2.2%
3M Co.	7,220	508,216

Road & Rail - 0.3%
Heartland Express, Inc.	4,450	75,828

Total Industrials		2,455,555

Information Technology - 25.0%
Communications Equipment - 5.1%
Cisco Systems, Inc.*	42,150	926,879
Juniper Networks, Inc.*	10,640	276,959

		1,203,838

Computers & Peripherals - 1.8%
EMC Corp.*	28,510	427,935

Internet Software & Services - 3.5%
Google, Inc. - Class A*	1,710	810,113

IT Services - 5.3%
Automatic Data Processing, Inc.	16,810	717,955
Western Union Co.	19,210	530,964

		1,248,919

Software - 9.3%
Autodesk, Inc.*	9,560	304,868
Electronic Arts, Inc.*	8,080	348,894
Microsoft Corp.	23,800	612,136
Salesforce.com, Inc.*	3,160	201,576
SAP AG - ADR (Germany)	6,770	391,374
TIBCO Software, Inc.*	38,800	318,548

		2,177,396

Total Information Technology		5,868,201

Materials - 1.4%
Paper & Forest Products - 1.4%
Louisiana-Pacific Corp.	38,620	326,725

TOTAL COMMON STOCKS (Identified Cost $21,063,431)		21,159,741

Investment Portfolio - July 31, 2008 (unaudited)

Tax Managed Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS - 7.0%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	1,151,589	1,151,589
U.S. Treasury Bill, 10/9/2008	$500,000	498,469

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,650,142)		1,650,058

TOTAL INVESTMENTS - 97.2% (Identified Cost $22,713,573)		22,809,799
OTHER ASSETS, LESS LIABILITIES - 2.8%		654,443

NET ASSETS - 100%		$23,464,242

*	Non-income producing security

ADR - American Depository Receipt

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,740,305
Unrealized appreciation	$1,496,412
Unrealized depreciation	(1,426,918)

Net unrealized appreciation	$69,494

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Equity Series	Shares/ Principal Amount	Value
COMMON STOCKS - 88.0%
Consumer Discretionary - 17.1%
Hotels, Restaurants & Leisure - 4.4%
Carnival Corp.	424,070	$15,665,146
International Game Technology	298,080	6,471,317

		22,136,463

Household Durables - 2.0%
D.R. Horton, Inc.	89,810	998,687
Fortune Brands, Inc.	87,140	4,993,993
Lennar Corp. - Class A	85,860	1,038,906
Pulte Homes, Inc.	135,680	1,656,653
Toll Brothers, Inc.*	62,740	1,260,447

		9,948,686

Media - 4.1%
Charter Communications, Inc. - Class A*	2,536,470	2,891,576
Comcast Corp. - Class A	585,560	12,074,247
Time Warner, Inc.	382,390	5,475,825

		20,441,648

Specialty Retail - 6.6%
The Home Depot, Inc.	572,910	13,652,445
Lowe’s Companies, Inc.	673,720	13,689,990
Office Depot, Inc.*	868,430	5,905,324

		33,247,759

Total Consumer Discretionary		85,774,556

Consumer Staples - 3.2%
Food Products - 2.5%
Dean Foods Co.*	288,780	6,151,014
Kellogg Co.	121,510	6,447,321

		12,598,335

Personal Products - 0.7%
The Estee Lauder Companies, Inc. - Class A	77,040	3,397,464

Total Consumer Staples		15,995,799

Energy - 3.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	113,060	9,373,805
Weatherford International Ltd.*	160,460	6,054,156

Total Energy		15,427,961

Financials - 8.5%
Capital Markets - 1.5%
SEI Investments Co.	334,360	7,700,311

Commercial Banks - 5.6%
PNC Financial Services Group, Inc.	178,060	12,693,897
U.S. Bancorp	403,200	12,341,952
Wachovia Corp.	180,250	3,112,917

		28,148,766

Consumer Finance - 1.4%
American Express Co.	184,540	6,850,125

Total Financials		42,699,202

Investment Portfolio - July 31, 2008 (unaudited)

Equity Series	Shares/ Principal Amount	Value
Health Care - 14.2%
Biotechnology - 1.8%
Amgen, Inc.*	70,200	4,396,626
Genzyme Corp.*	57,730	4,425,004

		8,821,630

Health Care Equipment & Supplies - 4.1%
The Cooper Companies, Inc.	132,410	4,462,217
Medtronic, Inc.	302,430	15,977,377

		20,439,594

Health Care Providers & Services - 1.7%
Quest Diagnostics, Inc.	161,100	8,564,076

Health Care Technology - 2.3%
Cerner Corp.*	139,680	6,238,109
Eclipsys Corp.*	234,150	5,163,007

		11,401,116

Life Sciences Tools & Services - 2.2%
Millipore Corp.*	74,360	5,231,226
PerkinElmer, Inc.	204,370	5,947,167

		11,178,393

Pharmaceuticals - 2.1%
Johnson & Johnson	158,030	10,820,314

Total Health Care		71,225,123

Industrials - 12.9%
Air Freight & Logistics - 6.1%
FedEx Corp.	186,270	14,685,527
United Parcel Service, Inc. - Class B	254,610	16,060,799

		30,746,326

Airlines - 3.9%
Continental Airlines, Inc. - Class B*	322,920	4,433,692
Delta Air Lines, Inc.*	527,020	3,973,731
JetBlue Airways Corp.*	689,470	3,633,507
Southwest Airlines Co.	466,250	7,268,837

		19,309,767

Industrial Conglomerates - 2.6%
3M Co.	183,520	12,917,973

Road & Rail - 0.3%
Heartland Express, Inc.	100,590	1,714,054

Total Industrials		64,688,120

Information Technology - 24.8%
Communications Equipment - 6.0%
Cisco Systems, Inc.*	1,020,990	22,451,570
Juniper Networks, Inc.*	304,480	7,925,614

		30,377,184

Computers & Peripherals - 3.9%
EMC Corp.*	1,299,010	19,498,140

Internet Software & Services - 4.5%
Google, Inc. - Class A*	47,280	22,398,900

Investment Portfolio - July 31, 2008 (unaudited)

Equity Series	Shares/ Principal Amount	Value
IT Services - 2.9%
Automatic Data Processing, Inc.	336,970	14,391,989

Software - 7.5%
Autodesk, Inc.*	207,910	6,630,250
Electronic Arts, Inc.*	196,580	8,488,324
Microsoft Corp.	581,010	14,943,577
TIBCO Software, Inc.*	927,870	7,617,813

		37,679,964

Total Information Technology		124,346,177

Materials - 4.2%
Paper & Forest Products - 4.2%
Louisiana-Pacific Corp.	915,050	7,741,323
Weyerhaeuser Co.	253,190	13,535,537

Total Materials		21,276,860

TOTAL COMMON STOCKS (Identified Cost $476,024,780)		441,433,798

SHORT-TERM INVESTMENTS - 12.6%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	25,583,461	25,583,461
Fannie Mae Discount Note, 8/14/2008	$13,000,000	12,989,232
U.S. Treasury Bill, 10/9/2008	25,000,000	24,923,475

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $63,499,958)		63,496,168

TOTAL INVESTMENTS - 100.6% (Identified Cost $539,524,738)		504,929,966
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(3,059,590)

NET ASSETS - 100%		$501,870,376

*	Non-income producing security

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$539,526,989
Unrealized appreciation	$10,609,254
Unrealized depreciation	(45,206,277)

Net unrealized depreciation	$(34,597,023)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
COMMON STOCKS - 93.5%
Consumer Discretionary - 10.0%
Automobiles - 1.0%
Suzuki Motor Corp. (Japan)	112,500	$2,471,725

Hotels, Restaurants & Leisure - 1.8%
Club Mediterranee S.A.* (France)	104,168	4,661,280

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	22,100	1,346,037

Media - 4.2%
Grupo Televisa S.A. - ADR (Mexico)	232,130	5,220,604
Societe Television Francaise 1 (France)	321,000	5,537,331

		10,757,935

Specialty Retail - 1.6%
Kingfisher plc (United Kingdom)	1,692,470	3,971,470

Textiles, Apparel & Luxury Goods - 0.9%
Adidas AG (Germany)	39,200	2,406,476

Total Consumer Discretionary		25,614,923

Consumer Staples - 18.1%
Beverages - 2.2%
Carlsberg A/S (Denmark)	55,850	4,560,352
Dr. Pepper Snapple Group, Inc.* (United States)	51,044	1,055,079

		5,615,431

Food & Staples Retailing - 1.8%
Carrefour S.A. (France)	89,140	4,578,305

Food Products - 7.4%
Cadbury Schweppes plc (United Kingdom)	272,236	3,231,848
Nestle S.A. (Switzerland)	125,950	5,542,185
Unilever plc - ADR (United Kingdom)	366,250	10,031,587

		18,805,620

Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)	65,150	2,604,374

Personal Products - 5.7%
Clarins S.A. (France)	79,930	6,917,750
L’Oreal S.A. (France)	47,650	5,009,140
Natura Cosmeticos S.A. (Brazil)	226,950	2,694,470

		14,621,360

Total Consumer Staples		46,225,090

Energy - 5.2%
Energy Equipment & Services - 5.2%
Calfrac Well Services Ltd. (Canada)	248,610	6,503,640
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	97,250	3,845,103
Trican Well Service Ltd. (Canada)	136,790	3,006,520

Total Energy		13,355,263

Financials - 13.0%
Capital Markets - 1.6%
Macquarie Group Ltd. (Australia)	83,000	4,018,536

Commercial Banks - 6.0%
Aareal Bank AG (Germany)	116,050	2,841,745
HSBC Holdings plc (United Kingdom)	317,170	5,273,909
Royal Bank of Scotland Group plc (United Kingdom)	1,148,935	4,821,670
Societe Generale (France)	25,002	2,333,494

		15,270,818

Investment Portfolio - July 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Diversified Financial Services - 2.5%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	94,550	6,562,388

Insurance - 2.9%
Allianz SE (Germany)	26,940	4,608,141
Willis Group Holdings Ltd. (United Kingdom)	88,300	2,761,141

		7,369,282

Total Financials		33,221,024

Health Care - 13.9%
Health Care Equipment & Supplies - 4.0%
Covidien Ltd. (Bermuda)	54,568	2,686,928
Nobel Biocare Holding AG (Switzerland)	70,920	2,194,240
Straumann Holding AG (Switzerland)	8,580	2,015,546
Synthes, Inc. (Switzerland)	23,240	3,229,011

		10,125,725

Health Care Providers & Services - 5.2%
BML, Inc. (Japan)	77,100	1,468,810
Bumrungrad Hospital Public Co. Ltd. (Thailand)	2,362,700	2,594,240
Diagnosticos da America S.A. (Brazil)	102,950	2,452,443
Sonic Healthcare Ltd. (Australia)	514,430	6,721,853

		13,237,346

Life Sciences Tools & Services - 2.1%
Lonza Group AG (Switzerland)	37,670	5,489,345

Pharmaceuticals - 2.6%
Novartis AG - ADR (Switzerland)	64,520	3,829,262
Santen Pharmaceutical Co. Ltd. (Japan)	104,400	2,855,103

		6,684,365

Total Health Care		35,536,781

Industrials - 15.0%
Aerospace & Defense - 3.7%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	313,260	9,573,226

Air Freight & Logistics - 3.9%
Deutsche Post AG (Germany)	110,605	2,611,806
TNT N.V. (Netherlands)	208,970	7,352,980

		9,964,786

Electrical Equipment - 1.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	101,000	2,648,220
Nexans S.A. (France)	15,580	1,865,032

		4,513,252

Industrial Conglomerates - 4.5%
Siemens AG (Germany)	72,060	8,805,897
Tyco International Ltd. (Bermuda)	63,640	2,835,798

		11,641,695

Machinery - 1.1%
Schindler Holding AG (Switzerland)	39,770	2,732,479

Total Industrials		38,425,438

Information Technology - 12.1%
Communications Equipment - 1.8%
Alcatel-Lucent - ADR* (France)	781,000	4,693,810

IT Services - 1.0%
Atos Origin S.A. (France)	42,810	2,487,207

Software - 9.3%
Aladdin Knowledge Systems Ltd.* (Israel)	55,220	498,637

Investment Portfolio - July 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Amdocs Ltd.* (Guernsey)	254,820	7,749,076
Misys plc (United Kingdom)	869,545	2,946,909
SAP AG - ADR (Germany)	108,960	6,298,978
Square Enix Co. Ltd. (Japan)	81,300	2,539,918
UbiSoft Entertainment S.A.* (France)	38,440	3,806,528

		23,840,046

Total Information Technology		31,021,063

Materials - 3.9%
Chemicals - 1.9%
NITTO DENKO Corp. (Japan)	167,600	4,832,076

Paper & Forest Products - 2.0%
Norbord, Inc. (Canada)	1,117,820	5,055,687

Total Materials		9,887,763

Telecommunication Services - 2.3%
Wireless Telecommunication Services - 2.3%
Hutchison Telecommunications International Ltd.* (Hong Kong)	1,677,000	2,201,205
SK Telecom Co. Ltd. - ADR (South Korea)	176,620	3,765,538

Total Telecommunication Services		5,966,743

TOTAL COMMON STOCKS (Identified Cost $262,238,678)		239,254,088

SHORT-TERM INVESTMENTS - 7.3%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	9,641,868	9,641,868
Fannie Mae Discount Note, 8/14/2008	$7,000,000	6,994,202
U.S. Treasury Bill, 10/9/2008	2,000,000	1,993,878

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,630,581)		18,629,948

TOTAL INVESTMENTS - 100.8% (Identified Cost $280,869,259)		257,884,036
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(2,130,225)

NET ASSETS - 100%		$255,753,811

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 2008:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation (Depreciation)
10/15/2008	EUR13,991,877	$22,154,038	$21,732,492	$421,546
10/15/2008	GBP 6,204,464	$12,207,283	$12,225,173	$(17,890)

*	Non-income producing security

ADR - American Depository Receipt

EUR - European Monetary Unit

GBP - British Pound

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 20.4%; United Kingdom - 12.9%; Germany - 11.8%; Switzerland - 10.8%.

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$280,923,078
Unrealized appreciation	$12,617,919

Unrealized depreciation	(35,656,961)

Net unrealized depreciation	$(23,039,042)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
COMMON STOCKS - 27.48%
Consumer Discretionary - 4.27%
Auto Components - 0.01%
Hankook Tire Co. Ltd. (South Korea)	840	$12,453
Tenneco, Inc.*	220	3,172

		15,625

Automobiles - 0.01%
Suzuki Motor Corp. (Japan)	600	13,182

Diversified Consumer Services - 0.03%
Jackson Hewitt Tax Service, Inc.	2,510	38,805

Hotels, Restaurants & Leisure - 1.21%
Carnival Corp.	28,870	1,066,458
Club Mediterranee S.A.* (France)	305	13,648
International Game Technology	20,630	447,877

		1,527,983

Household Durables - 0.29%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	2,270	8,299
Fortune Brands, Inc.	5,920	339,275
KB Home	260	4,573
LG Electronics, Inc. (South Korea)	120	12,394

		364,541

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	100	6,091

Media - 1.20%
Charter Communications, Inc. - Class A*	165,480	188,647
Comcast Corp. - Class A	41,017	845,771
Grupo Televisa S.A. - ADR (Mexico)	530	11,920
Impresa S.A. (SGPS)* (Portugal)	820	1,650
The McGraw-Hill Companies, Inc.	820	33,349
Mediacom Communications Corp. - Class A*	4,330	24,724
Mediaset S.p.A. (Italy)	595	4,241
Reed Elsevier plc - ADR (United Kingdom)	198	8,979
Societe Television Francaise 1 (France)	890	15,353
Time Warner, Inc.	26,490	379,337
Wolters Kluwer N.V. (Netherlands)	290	6,780

		1,520,751

Multiline Retail - 0.04%
Hyundai Department Store Co. Ltd. (South Korea)	60	5,236
Lotte Shopping Co. Ltd. (South Korea)	20	5,940
PPR (France)	65	7,114
Saks, Inc.*	2,810	28,634

		46,924

Specialty Retail - 1.46%
The Home Depot, Inc.	29,530	703,700
KOMERI Co. Ltd. (Japan)	100	2,865
Lowe’s Companies, Inc.	36,800	747,776
Office Depot, Inc.*	56,480	384,064
Tractor Supply Co.*	140	5,321
Valora Holding AG (Switzerland)	20	4,966

		1,848,692

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)	130	7,981
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	40	4,426

		12,407

Total Consumer Discretionary		5,395,001

Consumer Staples - 2.16%
Beverages - 0.02%
Carlsberg A/S (Denmark)	250	20,413
Diageo plc (United Kingdom)	290	5,061
Dr. Pepper Snapple Group, Inc.*	255	5,271

		30,745

Food & Staples Retailing - 0.05%
Carrefour S.A. (France)	650	33,385
Casino Guichard-Perrachon S.A. (France)	100	10,029
The Great Atlantic & Pacific Tea Co., Inc.*	650	10,341
Tesco plc (United Kingdom)	1,375	9,821
United Natural Foods, Inc.*	310	5,958

		69,534

Food Products - 1.46%
Cadbury Schweppes plc (United Kingdom)	1,363	16,181
Dean Foods Co.*	17,320	368,916
Groupe Danone (France)	160	11,916
Nestle S.A. (Switzerland)	8,950	393,827
Pilgrim’s Pride Corp.	1,070	13,043
Suedzucker AG (Germany)	120	2,102
Unilever plc - ADR (United Kingdom)	37,920	1,038,629

		1,844,614

Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	330	13,192
Reckitt Benckiser Group plc (United Kingdom)	145	7,937

		21,129

Personal Products - 0.61%
Clarins S.A. (France)	282	24,406
The Estee Lauder Companies, Inc. - Class A	5,290	233,289
L’Oreal S.A. (France)	4,730	497,235
Natura Cosmeticos S.A. (Brazil)	960	11,398

		766,328

Total Consumer Staples		2,732,350

Energy - 1.09%
Energy Equipment & Services - 1.04%
Baker Hughes, Inc.	7,735	641,309
Calfrac Well Services Ltd. (Canada)	1,840	48,134
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	575	22,735
Trican Well Service Ltd. (Canada)	950	20,880
Weatherford International Ltd.*	15,394	580,816

		1,313,874

Oil, Gas & Consumable Fuels - 0.05%
BP plc (United Kingdom)	450	4,651
Edge Petroleum Corp.*	1,950	10,023
Eni S.p.A. (Italy)	475	16,106
Evergreen Energy, Inc.*	555	882
Forest Oil Corp.*	145	8,269
Mariner Energy, Inc.*	111	2,937

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Royal Dutch Shell plc - Class B (Netherlands)	156	5,509
Total S.A. (France)	160	12,328

		60,705

Total Energy		1,374,579

Financials - 2.75%
Capital Markets - 0.47%
Bank of New York Mellon Corp.[1]	450	15,975
Franklin Resources, Inc.	130	13,079
Macquarie Group Ltd. (Australia)	160	7,747
Merrill Lynch & Co., Inc.	540	14,391
Morgan Stanley	345	13,621
SEI Investments Co.	22,740	523,702

		588,515

Commercial Banks - 1.65%
Aareal Bank AG (Germany)	525	12,856
The Bancorp, Inc.*	1,340	7,785
BNP Paribas (France)	100	9,951
Boston Private Financial Holdings, Inc.	705	5,520
Commerzbank AG (Germany)	250	8,044
Credit Agricole S.A. (France)	160	3,436
The Hachijuni Bank Ltd. (Japan)	800	5,169
Hana Financial Group, Inc. (South Korea)	190	7,220
HSBC Holdings plc (United Kingdom)	1,070	17,792
HSBC Holdings plc - ADR (United Kingdom)	250	20,628
Huntington Bancshares, Inc.	680	4,774
PNC Financial Services Group, Inc.	12,150	866,173
Royal Bank of Scotland Group plc (United Kingdom)	5,905	24,781
Societe Generale (France)	56	5,227
Societe Generale - ADR (France)	695	12,978
The Sumitomo Trust & Banking Co. Ltd. (Japan)	800	5,570
SunTrust Banks, Inc.	120	4,927
TCF Financial Corp.	1,390	17,723
U.S. Bancorp	22,955	702,653
UniCredito Italiano S.p.A. (Italy)	1,455	8,743
Wachovia Corp.	17,285	298,512
Webster Financial Corp.	320	6,355
Wells Fargo & Co.	450	13,621
Wilmington Trust Corp.	530	12,492

		2,082,930

Consumer Finance - 0.36%
American Express Co.	11,890	441,357
Capital One Financial Corp.	370	15,488

		456,845

Diversified Financial Services - 0.09%
Citigroup, Inc.	1,245	23,269
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	265	18,393
ING Groep N.V. (Netherlands)	185	6,061
JPMorgan Chase & Co.	820	33,317
Moody’s Corp.	820	28,544

		109,584

Insurance - 0.16%
Allianz SE (Germany)	290	49,605
American International Group, Inc.	510	13,286
Axa (France)	160	4,738
First American Corp.	480	12,096

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
LandAmerica Financial Group, Inc.	1,130	12,984
Muenchener Rueckver AG (Germany)	105	17,494
Principal Financial Group, Inc.	340	14,453
The Progressive Corp.	1,570	31,792
Torchmark Corp.	360	20,898
Willis Group Holdings Ltd. (United Kingdom)	715	22,358

		199,704

Real Estate Investment Trusts (REITS) - 0.01%
Alstria Office REIT AG (Germany)	880	14,412

Real Estate Management & Development - 0.01%
Rodobens Negocios Imobiliarios S.A. (Brazil)	1,340	17,415

Thrifts & Mortgage Finance - 0.00%**
First Niagara Financial Group, Inc.	460	6,435

Total Financials		3,475,840

Health Care - 5.29%
Biotechnology - 0.55%
Amgen, Inc.*	4,220	264,299
Celera Corp.*	4,180	57,057
Crucell NV - ADR* (Netherlands)	1,560	25,631
Genzyme Corp.*	3,970	304,301
Medarex, Inc.*	2,000	19,760
Monogram Biosciences, Inc.*	12,515	13,391
Senomyx, Inc.*	860	4,360
Theratechnologies, Inc.* (Canada)	1,660	8,643

		697,442

Health Care Equipment & Supplies - 1.83%
Abaxis, Inc.*	1,720	34,211
Advanced Medical Optics, Inc.*	1,500	26,040
Align Technology, Inc.*	4,630	46,346
Alsius Corp.*[2]	3,536	8,062
AtriCure, Inc.*	1,040	10,036
Beckman Coulter, Inc.	480	34,723
C.R. Bard, Inc.	390	36,208
Carl Zeiss Meditec AG (Germany)	1,880	29,205
The Cooper Companies, Inc.	9,268	312,332
Covidien Ltd. (Bermuda)	1,040	51,210
Dexcom, Inc.*	2,840	19,085
Gen-Probe, Inc.*	700	37,324
Inverness Medical Innovations, Inc.*	2,390	80,567
Medtronic, Inc.	24,125	1,274,524
Micrus Endovascular Corp.*	1,065	15,485
Nobel Biocare Holding AG (Switzerland)	350	10,829
OraSure Technologies, Inc.*	13,205	54,669
Sirona Dental Systems, Inc.*	2,030	50,385
SonoSite, Inc.*	760	24,898
STAAR Surgical Co.*	4,490	18,409
Straumann Holding AG (Switzerland)	185	43,459
Synthes, Inc. (Switzerland)	390	54,187
Thoratec Corp.*	2,010	37,708

		2,309,902

Health Care Providers & Services - 0.60%
Bio-Reference Laboratories, Inc.*	1,850	47,841
Bumrungrad Hospital Public Co. Ltd. (Thailand)	12,000	13,176
Diagnosticos da America S.A. (Brazil)	2,980	70,989

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Quest Diagnostics, Inc.	11,080	589,013
Sonic Healthcare Ltd. (Australia)	3,250	42,466

		763,485

Health Care Technology - 0.55%
Cerner Corp.*	11,700	522,522
Eclipsys Corp.*	5,100	112,455
Omnicell, Inc.*	4,000	65,000

		699,977

Life Sciences Tools & Services - 0.88%
Affymetrix, Inc.*	14,585	114,930
Caliper Life Sciences, Inc.*	8,927	35,440
Exelixis, Inc.*	5,340	37,380
Lonza Group AG (Switzerland)	190	27,687
Luminex Corp.*	2,380	52,360
Millipore Corp.*	5,010	352,453
PerkinElmer, Inc.	16,733	486,930
QIAGEN N.V.* (Netherlands)	520	9,771

		1,116,951

Pharmaceuticals - 0.88%
AstraZeneca plc (United Kingdom)	25	1,223
AstraZeneca plc - ADR (United Kingdom)	120	5,826
GlaxoSmithKline plc (United Kingdom)	305	7,109
Johnson & Johnson	11,670	799,045
Novartis AG - ADR (Switzerland)	4,548	269,924
Sanofi-Aventis (France)	31	2,179
Santen Pharmaceutical Co. Ltd. (Japan)	400	10,939
Shire Ltd. (United Kingdom)	635	10,464

		1,106,709

Total Health Care		6,694,466

Industrials - 3.35%
Aerospace & Defense - 0.02%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	855	26,129

Air Freight & Logistics - 1.55%
Deutsche Post AG (Germany)	300	7,084
FedEx Corp.	12,750	1,005,210
TNT N.V. (Netherlands)	525	18,473
United Parcel Service, Inc. - Class B	14,750	930,430

		1,961,197

Airlines - 1.04%
AirTran Holdings, Inc.*	810	2,365
Continental Airlines, Inc. - Class B*	13,610	186,865
Delta Air Lines, Inc.*	37,930	285,992
Deutsche Lufthansa AG (Germany)	610	14,100
JetBlue Airways Corp.*	51,884	273,429
Southwest Airlines Co.	35,755	557,420

		1,320,171

Building Products - 0.02%
Owens Corning, Inc.*	1,000	26,010

Commercial Services & Supplies - 0.03%
Tomra Systems ASA (Norway)	5,740	40,123

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Electrical Equipment - 0.02%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	480	12,586
Nexans S.A. (France)	80	9,577

		22,163

Industrial Conglomerates - 0.64%
3M Co.	10,991	773,656
Siemens AG (Germany)	290	35,439

		809,095

Machinery - 0.03%
FreightCar America, Inc.	650	24,759
Schindler Holding AG (Switzerland)	105	7,214

		31,973

Total Industrials		4,236,861

Information Technology - 7.56%
Communications Equipment - 1.87%
Alcatel-Lucent - ADR* (France)	23,500	141,235
BigBand Networks, Inc.*	5,780	24,681
Blue Coat Systems, Inc.*	2,360	34,291
Ceragon Networks Ltd.* (Israel)	3,000	23,610
Cisco Systems, Inc.*	66,361	1,459,278
Harris Stratex Networks, Inc. - Class A*	1,460	10,731
Infinera Corp.*	5,000	56,300
Juniper Networks, Inc.*	21,796	567,350
Riverbed Technology, Inc.*	2,840	45,071

		2,362,547

Computers & Peripherals - 1.01%
EMC Corp.*	82,880	1,244,029
Rackable Systems, Inc.*	2,580	32,637

		1,276,666

Electronic Equipment & Instruments - 0.03%
LoJack Corp.*	3,730	22,902
Planar Systems, Inc.*	4,960	10,714
Samsung SDI Co. Ltd.* (South Korea)	120	10,034

		43,650

Internet Software & Services - 1.08%
Google, Inc. - Class A*	2,850	1,350,188
Online Resources Corp.*	2,920	19,973

		1,370,161

IT Services - 1.00%
Atos Origin S.A. (France)	170	9,877
Automatic Data Processing, Inc.	27,068	1,156,074
Gevity HR, Inc.	7,490	55,800
Paychex, Inc.	710	23,373
RightNow Technologies, Inc.*	1,145	18,423

		1,263,547

Office Electronics - 0.00%**
Boewe Systec AG (Germany)	90	2,428

Semiconductors & Semiconductor Equipment - 0.04%
Hynix Semiconductor, Inc.* (South Korea)	230	4,921
Netlogic Microsystems, Inc.*	1,220	39,052
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	741	7,037

		51,010

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Software - 2.53%
Amdocs Ltd.* (Guernsey)	1,445	43,942
Autodesk, Inc.*	14,810	472,291
Electronic Arts, Inc.*	10,130	437,413
Intuit, Inc.*	1,420	38,809
Microsoft Corp.	39,760	1,022,627
Misys plc (United Kingdom)	1,205	4,084
SAP AG (Germany)	250	14,509
SAP AG - ADR (Germany)	12,350	713,953
Sonic Solutions*	4,100	21,115
Square Enix Co. Ltd. (Japan)	200	6,248
THQ, Inc.*	480	7,286
TIBCO Software, Inc.*	37,815	310,461
UbiSoft Entertainment S.A.* (France)	360	35,649
Utimaco Safeware AG (Germany)	2,950	64,738

		3,193,125

Total Information Technology		9,563,134

Materials - 0.87%
Chemicals - 0.04%
Arkema (France)	2	102
Bayer AG (Germany)	330	28,494
Calgon Carbon Corp.*	1,100	20,900
The Scotts Miracle-Gro Co. - Class A	270	5,260

		54,756

Containers & Packaging - 0.01%
Bemis Co., Inc.	340	9,574

Metals & Mining - 0.00%**
RTI International Metals, Inc.*	150	4,089

Paper & Forest Products - 0.82%
Louisiana-Pacific Corp.	30,800	260,568
Norbord, Inc. (Canada)	5,770	26,097
Weyerhaeuser Co.	13,950	745,767

		1,032,432

Total Materials		1,100,851

Telecommunication Services - 0.09%
Diversified Telecommunication Services - 0.02%
France Telecom S.A. (France)	440	13,979
Swisscom AG - ADR (Switzerland)	290	9,381
Telus Corp. (Canada)	150	5,284

		28,644

Wireless Telecommunication Services - 0.07%
Hutchison Telecommunications International Ltd.* (Hong Kong)	6,550	8,597
Hutchison Telecommunications International Ltd. - ADR* (Hong Kong)	1,560	30,576
SK Telecom Co. Ltd. - ADR (South Korea)	2,460	52,447

		91,620

Total Telecommunication Services		120,264

Utilities - 0.05%
Electric Utilities - 0.02%
E.ON AG (Germany)	145	27,763

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Multi-Utilities - 0.01%
National Grid plc (United Kingdom)	740	9,797

Water Utilities - 0.02%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	437	10,926
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	620	11,475

		22,401

Total Utilities		59,961

TOTAL COMMON STOCKS (Identified Cost $36,859,449)		34,753,307

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	174

CORPORATE BONDS - 1.20%
Convertible Corporate Bonds - 0.15%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.02%
Carnival Corp., 2.00%, 4/15/2021	$25,000	26,656

Media - 0.02%
Charter Communications, Inc., 6.50%, 10/1/2027	52,000	21,450

Total Consumer Discretionary		48,106

Health Care - 0.04%
Biotechnology - 0.04%
Amgen, Inc., 0.375%, 2/1/2013	60,000	57,750

Information Technology - 0.07%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	40,000	46,100

Software - 0.03%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	40,000	39,450

Total Information Technology		85,550

Total Convertible Corporate Bonds (Identified Cost $227,964)		191,406

Non-Convertible Corporate Bonds - 1.05%
Consumer Discretionary - 0.23%
Automobiles - 0.03%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	45,000	44,464

Hotels, Restaurants & Leisure - 0.04%
McDonald’s Corp., 5.80%, 10/15/2017	50,000	50,778

Media - 0.11%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	55,000	54,516
Comcast Corp., 6.50%, 11/15/2035	55,000	51,312
The Walt Disney Co., 7.00%, 3/1/2032	25,000	27,759

		133,587

Multiline Retail - 0.03%
Target Corp., 5.875%, 3/1/2012	35,000	36,220

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Specialty Retail - 0.02%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	30,000	32,008

Total Consumer Discretionary		297,057

Consumer Staples - 0.07%
Beverages-0.05%
Pepsico, Inc., 5.00%, 6/1/2018	65,000	63,825

Food & Staples Retailing - 0.02%
The Kroger Co., 6.80%, 4/1/2011	20,000	20,843

Total Consumer Staples		84,668

Energy - 0.05%
Oil, Gas & Consumable Fuels - 0.05%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	15,000	14,942
Arch Western Finance LLC, 6.75%, 7/1/2013	45,000	44,887

Total Energy		59,829

Financials - 0.30%
Capital Markets - 0.12%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	55,000	45,128
Lehman Brothers Holdings, Inc., 2.82%, 11/16/2009[3]	20,000	18,496
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	20,000	18,053
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	20,000	14,885
Morgan Stanley, 5.55%, 4/27/2017	62,000	54,173

		150,735

Commercial Banks - 0.11%
PNC Bank National Association, 5.25%, 1/15/2017	65,000	57,570
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,326
Wachovia Corp., 5.25%, 8/1/2014	55,000	48,030

		136,926

Diversified Financial Services - 0.02%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	35,000	27,516

Insurance - 0.05%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	80,000	35,416
American International Group, Inc., 4.25%, 5/15/2013	30,000	26,645

		62,061

Total Financials		377,238

Health Care - 0.04%
Pharmaceuticals - 0.04%
Abbott Laboratories, 3.50%, 2/17/2009	15,000	15,018
Wyeth, 6.50%, 2/1/2034	35,000	35,882

Total Health Care		50,900

Industrials - 0.21%
Aerospace & Defense - 0.01%
Boeing Capital Corp., 6.50%, 2/15/2012	15,000	15,832

Airlines - 0.03%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	31,606

Industrial Conglomerates - 0.09%
General Electric Capital Corp., 6.75%, 3/15/2032	25,000	25,086
General Electric Co., 5.25%, 12/6/2017	90,000	87,193

		112,279

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Machinery - 0.02%
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	19,846

Road & Rail - 0.06%
CSX Corp., 6.00%, 10/1/2036	60,000	47,696
Union Pacific Corp., 5.65%, 5/1/2017	35,000	33,792

		81,488

Total Industrials		261,051

Information Technology - 0.05%
Communications Equipment - 0.05%
Cisco Systems, Inc., 5.50%, 2/22/2016	20,000	20,227
Corning, Inc., 6.20%, 3/15/2016	45,000	45,010

Total Information Technology		65,237

Utilities - 0.10%
Electric Utilities - 0.09%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	20,000	21,000
American Electric Power Co., Inc., 5.375%, 3/15/2010	40,000	40,418
Exelon Generation Co. LLC, 5.35%, 1/15/2014	55,000	52,667

		114,085

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	15,000	16,049

Total Utilities		130,134

Total Non-Convertible Corporate Bonds (Identified Cost $1,431,529)		1,326,114

TOTAL CORPORATE BONDS (Identified Cost $1,659,493)		1,517,520

U.S. TREASURY SECURITIES - 51.34%
U.S. Treasury Bonds - 4.41%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	215,780
U.S. Treasury Bond, 5.50%, 8/15/2028	4,835,000	5,354,763

Total U.S. Treasury Bonds (Identified Cost $5,448,249)		5,570,543

U.S. Treasury Notes - 46.93%
Interest Stripped - Principal Payment, 2/15/2009	17,000	16,835
U.S. Treasury Note, 3.50%, 11/15/2009	7,000,000	7,111,566
U.S. Treasury Note, 3.875%, 5/15/2010	8,000,000	8,210,624
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,056,641
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,276,170
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,335,394
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,619,527
U.S. Treasury Note, 4.00%, 2/15/2015	9,000,000	9,290,394
U.S. Treasury Note, 4.625%, 2/15/2017	10,000,000	10,538,280
U.S. Treasury Note, 3.50%, 2/15/2018	3,000,000	2,890,548

Total U.S. Treasury Notes (Identified Cost $58,071,306)		59,345,979

TOTAL U.S. TREASURY SECURITIES (Identified Cost $63,519,555)		64,916,522

U.S. GOVERNMENT AGENCIES - 8.54%
Mortgage-Backed Securities - 7.60%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	20,336	20,482

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	150,906	145,972
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	118,042	114,183
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	333,153	327,941
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	107,634	103,308
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	106,024	104,243
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	903,467	867,152
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	32,087	33,153
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	4,862	5,015
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	534,875	491,349
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,568,087	1,612,353
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	126,135	129,696
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	254,984	256,436
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	2,501	2,571
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	168,706	169,667
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	15,202	15,320
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	94,274	91,074
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	331,046	332,902
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	69,704	68,425
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	65,271	65,460
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	183,439	175,836
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	201,923	198,216
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	108,599	108,913
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	11,082	11,454
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	127,326	130,960
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	377,457	358,471
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 8/15/2023	127,000	121,523
GNMA, Pool #365225, 9.00%, 11/15/2024	2,066	2,268
GNMA, Pool #398655, 6.50%, 5/15/2026	1,260	1,306
GNMA, Pool #452826, 9.00%, 1/15/2028	2,129	2,341
GNMA, Pool #460820, 6.00%, 6/15/2028	15,476	15,741
GNMA, Pool #458983, 6.00%, 1/15/2029	35,279	35,859
GNMA, Pool #530481, 8.00%, 8/15/2030	17,145	18,750
GNMA, Pool #577796, 6.00%, 1/15/2032	31,609	32,100
GNMA, Pool #631703, 6.50%, 9/15/2034	7,196	7,438
GNMA, Pool #003808, 6.00%, 1/20/2036	580,842	586,510
GNMA, Pool #651235, 6.50%, 2/15/2036	375,593	387,639
GNMA, Pool #003830, 5.50%, 3/20/2036	1,266,847	1,252,725
GNMA, Pool #671304, 5.50%, 6/15/2037	242,527	240,834
GNMA, Pool #671531, 5.50%, 9/15/2037	262,960	261,125
GNMA, Pool #671161, 5.50%, 11/15/2037	707,359	702,422

Total Mortgage-Backed Securities (Identified Cost $9,667,600)		9,609,133

Other Agencies - 0.94%
Fannie Mae, 5.25%, 1/15/2009	15,000	15,171
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,175,035

Total Other Agencies (Identified Cost $1,159,021)		1,190,206

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,826,621)		10,799,339

SHORT-TERM INVESTMENTS - 10.51%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	4,293,699	4,293,699
Fannie Mae Discount Note, 8/14/2008	$7,000,000	6,994,202
U.S. Treasury Bill, 8/14/2008	2,000,000	1,998,724

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,287,130)		13,286,625

TOTAL INVESTMENTS - 99.07% (Identified Cost $126,152,463)		125,273,487
OTHER ASSETS, LESS LIABILITIES - 0.93%		1,180,624

NET ASSETS - 100%		$126,454,111

*	Non-income producing security

**	Less than 0.01%

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	The Chairman and CEO of the company serves as a director of the Fund.

[3]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate is the rate as of July 31, 2008.

[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $21,000, or 0.02%, of the Series’ net assets as of July 31, 2008.

[5]	Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$126,184,459
Unrealized appreciation	$3,339,527
Unrealized depreciation	(4,250,499)

Net unrealized depreciation	$(910,972)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
COMMON STOCKS - 53.50%
Consumer Discretionary - 8.45%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	5,000	$74,125
Tenneco, Inc.*	1,250	18,025

		92,150

Automobiles - 0.02%
Suzuki Motor Corp. (Japan)	2,300	50,533

Diversified Consumer Services - 0.07%
Jackson Hewitt Tax Service, Inc.	11,040	170,678

Hotels, Restaurants & Leisure - 2.39%
Carnival Corp.	109,285	4,036,988
Club Mediterranee S.A.* (France)	2,590	115,897
International Game Technology	86,810	1,884,645

		6,037,530

Household Durables - 0.56%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	12,430	45,445
Fortune Brands, Inc.	22,250	1,275,147
KB Home	1,410	24,802
LG Electronics, Inc. (South Korea)	750	77,461

		1,422,855

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	500	30,453

Media - 2.32%
Charter Communications, Inc. - Class A*	474,000	540,360
Comcast Corp. - Class A	162,523	3,351,224
Grupo Televisa S.A. - ADR (Mexico)	3,160	71,068
Impresa S.A. (SGPS)* (Portugal)	8,330	16,760
The McGraw-Hill Companies, Inc.	3,140	127,704
Mediacom Communications Corp. - Class A*	23,650	135,041
Mediaset S.p.A. (Italy)	3,735	26,622
Reed Elsevier plc - ADR (United Kingdom)	1,384	62,764
Societe Television Francaise 1 (France)	5,030	86,769
Time Warner, Inc.	96,465	1,381,379
Wolters Kluwer N.V. (Netherlands)	1,995	46,643

		5,846,334

Multiline Retail - 0.08%
Hyundai Department Store Co. Ltd. (South Korea)	270	23,563
Lotte Shopping Co. Ltd. (South Korea)	80	23,760
PPR (France)	325	35,569
Saks, Inc.*	11,300	115,147

		198,039

Specialty Retail - 2.92%
The Home Depot, Inc.	120,520	2,871,992
KOMERI Co. Ltd. (Japan)	1,600	45,833
Lowe’s Companies, Inc.	146,670	2,980,334
Office Depot, Inc.*	206,100	1,401,480
Tractor Supply Co.*	895	34,019
Valora Holding AG (Switzerland)	150	37,242

		7,370,900

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)	810	49,726
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	480	53,117

		102,843

Total Consumer Discretionary		21,322,315

Consumer Staples - 4.14%
Beverages - 0.08%
Carlsberg A/S (Denmark)	1,050	85,736
Diageo plc (United Kingdom)	1,980	34,552
Dr. Pepper Snapple Group, Inc.*	1,882	38,901
Kirin Holdings Co. Ltd. (Japan)	3,400	51,976

		211,165

Food & Staples Retailing - 0.14%
Carrefour S.A. (France)	2,500	128,402
Casino Guichard-Perrachon S.A. (France)	560	56,162
The Great Atlantic & Pacific Tea Co., Inc.*	2,920	46,457
Tesco plc (United Kingdom)	12,175	86,963
United Natural Foods, Inc.*	1,450	27,869

		345,853

Food Products - 2.68%
Cadbury Schweppes plc (United Kingdom)	10,038	119,166
Dean Foods Co.*	56,170	1,196,421
Groupe Danone (France)	1,470	109,479
Nestle S.A. (Switzerland)	37,300	1,641,314
Pilgrim’s Pride Corp.	4,350	53,026
Suedzucker AG (Germany)	1,710	29,951
Unilever plc - ADR (United Kingdom)	132,504	3,629,285

		6,778,642

Household Products - 0.06%
Henkel AG & Co. KGaA (Germany)	1,260	50,369
Kao Corp. (Japan)	700	18,202
Reckitt Benckiser Group plc (United Kingdom)	1,430	78,278

		146,849

Personal Products - 1.18%
Clarins S.A. (France)	2,358	204,079
The Estee Lauder Companies, Inc. - Class A	20,190	890,379
L’Oreal S.A. (France)	17,430	1,832,304
Natura Cosmeticos S.A. (Brazil)	4,240	50,340

		2,977,102

Total Consumer Staples		10,459,611

Energy - 2.06%
Energy Equipment & Services - 1.92%
Baker Hughes, Inc.	27,465	2,277,123
Calfrac Well Services Ltd. (Canada)	4,820	126,091
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	5,150	203,622
Trican Well Service Ltd. (Canada)	5,550	121,984
Weatherford International Ltd.*	55,900	2,109,107

		4,837,927

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Oil, Gas & Consumable Fuels - 0.14%
BP plc (United Kingdom)	4,640	47,957
Edge Petroleum Corp.*	8,170	41,994
Eni S.p.A. (Italy)	2,745	93,077
Evergreen Energy, Inc.*	3,465	5,509
Forest Oil Corp.*	650	37,070
Mariner Energy, Inc.*	691	18,284
Royal Dutch Shell plc - Class B (Netherlands)	1,622	57,284
Total S.A. (France)	820	63,180

		364,355

Total Energy		5,202,282

Financials - 5.67%
Capital Markets - 0.89%
Bank of New York Mellon Corp.[1]	2,490	88,395
Daiwa Securities Group, Inc. (Japan)	2,000	17,540
Franklin Resources, Inc.	1,005	101,113
Macquarie Group Ltd. (Australia)	1,045	50,595
Merrill Lynch & Co., Inc.	3,035	80,883
Morgan Stanley	2,010	79,355
SEI Investments Co.	78,810	1,814,994

		2,232,875

Commercial Banks - 3.29%
Aareal Bank AG (Germany)	3,310	81,053
The Bancorp, Inc.*	7,580	44,040
BNP Paribas (France)	480	47,764
Boston Private Financial Holdings, Inc.	4,160	32,573
The Chugoku Bank Ltd. (Japan)	2,800	36,963
Commerzbank AG (Germany)	1,625	52,287
Credit Agricole S.A. (France)	1,005	21,584
The Hachijuni Bank Ltd. (Japan)	4,800	31,015
Hana Financial Group, Inc. (South Korea)	850	32,301
HSBC Holdings plc (United Kingdom)	5,360	89,126
HSBC Holdings plc - ADR (United Kingdom)	1,505	124,178
Huntington Bancshares, Inc.	3,820	26,816
KeyCorp	1,385	14,612
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	25,204
PNC Financial Services Group, Inc.	47,650	3,396,968
Royal Bank of Scotland Group plc (United Kingdom)	27,170	114,023
Societe Generale (France)	406	37,893
Societe Generale - ADR (France)	3,890	72,639
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	33,418
SunTrust Banks, Inc.	720	29,563
TCF Financial Corp.	7,670	97,792
U.S. Bancorp	90,242	2,762,308
UniCredito Italiano S.p.A. (Italy)	11,610	69,761
Wachovia Corp.	50,216	867,230
Webster Financial Corp.	1,740	34,556
Wells Fargo & Co.	2,370	71,740
Wilmington Trust Corp.	2,920	68,824

		8,316,231

Consumer Finance - 0.71%
American Express Co.	45,520	1,689,702
Capital One Financial Corp.	2,395	100,255

		1,789,957

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Diversified Financial Services - 0.25%
Citigroup, Inc.	6,945	129,802
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,665	115,562
ING Groep N.V. (Netherlands)	1,285	42,098
JPMorgan Chase & Co.	4,630	188,117
Moody’s Corp.	4,130	143,765

		619,344

Insurance - 0.45%
Allianz SE (Germany)	1,670	285,657
American International Group, Inc.	2,860	74,503
Axa (France)	1,260	37,310
First American Corp.	2,060	51,912
LandAmerica Financial Group, Inc.	5,060	58,139
Muenchener Rueckver AG (Germany)	765	127,454
Principal Financial Group, Inc.	1,925	81,832
The Progressive Corp.	8,360	169,290
Torchmark Corp.	1,840	106,812
Willis Group Holdings Ltd. (United Kingdom)	4,145	129,614

		1,122,523

Real Estate Investment Trusts (REITS) - 0.03%
Alstria Office REIT AG (Germany)	5,200	85,159

Real Estate Management & Development - 0.04%
Rodobens Negocios Imobiliarios S.A. (Brazil)	7,860	102,153

Thrifts & Mortgage Finance - 0.01%
First Niagara Financial Group, Inc.	2,490	34,835

Total Financials		14,303,077

Health Care - 10.72%
Biotechnology - 1.10%
Amgen, Inc.*	15,395	964,189
Celera Corp.*	20,470	279,415
Crucell NV - ADR* (Netherlands)	7,170	117,803
Genzyme Corp.*	15,570	1,193,441
Medarex, Inc.*	10,920	107,890
Monogram Biosciences, Inc.*	73,795	78,961
Senomyx, Inc.*	5,220	26,465

		2,768,164

Health Care Equipment & Supplies - 3.65%
Abaxis, Inc.*	6,620	131,672
Advanced Medical Optics, Inc.*	7,000	121,520
Align Technology, Inc.*	17,860	178,779
Alsius Corp.*[2]	25,695	58,585
AtriCure, Inc.*	6,100	58,865
Beckman Coulter, Inc.	2,660	192,424
C.R. Bard, Inc.	1,490	138,332
Carl Zeiss Meditec AG (Germany)	10,240	159,074
The Cooper Companies, Inc.	33,354	1,124,030
Covidien Ltd. (Bermuda)	6,910	340,248
Dexcom, Inc.*	15,750	105,840
Gen-Probe, Inc.*	3,000	159,960
Inverness Medical Innovations, Inc.*	10,120	341,145
Medtronic, Inc.	86,439	4,566,572
Micrus Endovascular Corp.*	6,235	90,657
Nobel Biocare Holding AG (Switzerland)	1,950	60,332

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
OraSure Technologies, Inc.*	55,800	231,012
Sirona Dental Systems, Inc.*	9,240	229,337
SonoSite, Inc.*	4,610	151,024
STAAR Surgical Co.*	26,740	109,634
Straumann Holding AG (Switzerland)	860	202,024
Synthes, Inc. (Switzerland)	2,160	300,115
Thoratec Corp.*	8,860	166,214

		9,217,395

Health Care Providers & Services - 1.08%
Bio-Reference Laboratories, Inc.*	7,120	184,123
Bumrungrad Hospital Public Co. Ltd. (Thailand)	45,000	49,410
Diagnosticos da America S.A. (Brazil)	13,930	331,836
Quest Diagnostics, Inc.	36,240	1,926,518
Sonic Healthcare Ltd. (Australia)	17,680	231,018

		2,722,905

Health Care Technology - 1.07%
Cerner Corp.*	44,030	1,966,380
Eclipsys Corp.*	21,903	482,961
Omnicell, Inc.*	15,680	254,800

		2,704,141

Life Sciences Tools & Services - 2.14%
Affymetrix, Inc.*	60,100	473,588
Caliper Life Sciences, Inc.*	54,758	217,389
Exelixis, Inc.*	24,730	173,110
Lonza Group AG (Switzerland)	860	125,321
Luminex Corp.*	13,980	307,560
Millipore Corp.*	21,170	1,489,309
PerkinElmer, Inc.	88,689	2,580,850
QIAGEN N.V.* (Netherlands)	2,420	45,472

		5,412,599

Pharmaceuticals - 1.68%
AstraZeneca plc (United Kingdom)	240	11,739
AstraZeneca plc - ADR (United Kingdom)	790	38,355
GlaxoSmithKline plc (United Kingdom)	1,950	45,449
Johnson & Johnson	43,560	2,982,553
Novartis AG - ADR (Switzerland)	16,650	988,178
Sanofi-Aventis (France)	390	27,415
Santen Pharmaceutical Co. Ltd. (Japan)	1,900	51,961
Shire Ltd. (United Kingdom)	3,905	64,352
Takeda Pharmaceutical Co. Ltd. (Japan)	700	37,313

		4,247,315

Total Health Care		27,072,519

Industrials - 6.50%
Aerospace & Defense - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	3,850	117,656

Air Freight & Logistics - 2.84%
Deutsche Post AG (Germany)	1,430	33,768
FedEx Corp.	47,690	3,759,880
TNT N.V. (Netherlands)	3,200	112,598
United Parcel Service, Inc. - Class B	51,710	3,261,867

		7,168,113

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Airlines - 2.17%
AirTran Holdings, Inc.*	6,430	18,776
AMR Corp.*	580	5,237
Continental Airlines, Inc. - Class B*	56,275	772,656
Delta Air Lines, Inc.*	147,650	1,113,281
Deutsche Lufthansa AG (Germany)	3,875	89,570
JetBlue Airways Corp.*	209,716	1,105,203
Southwest Airlines Co.	151,730	2,365,471

		5,470,194

Building Products - 0.05%
Owens Corning, Inc.*	4,520	117,565

Commercial Services & Supplies - 0.06%
Suez Environnement S.A. - Rights* (France)	1,005	7,226
Tomra Systems ASA (Norway)	22,150	154,832

		162,058

Electrical Equipment - 0.03%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	1,830	47,983
Nexans S.A. (France)	300	35,912

		83,895

Industrial Conglomerates - 1.23%
3M Co.	40,956	2,882,893
Siemens AG (Germany)	1,540	188,192
Sonae Capital* (Portugal)	2,074	3,041
Sonae S.A. (SGPS) (Portugal)	16,575	17,579

		3,091,705

Machinery - 0.07%
FANUC Ltd. (Japan)	400	31,964
FreightCar America, Inc.	2,850	108,556
Schindler Holding AG (Switzerland)	635	43,629

		184,149

Total Industrials		16,395,335

Information Technology - 13.83%
Communications Equipment - 3.17%
BigBand Networks, Inc.*	31,610	134,975
Blue Coat Systems, Inc.*	11,280	163,898
Ceragon Networks Ltd.* (Israel)	13,000	102,310
Cisco Systems, Inc.*	234,501	5,156,677
Harris Stratex Networks, Inc. - Class A*	8,630	63,431
Infinera Corp.*	21,000	236,460
Juniper Networks, Inc.*	74,787	1,946,706
Riverbed Technology, Inc.*	12,550	199,168

		8,003,625

Computers & Peripherals - 1.88%
EMC Corp.*	302,920	4,546,829
Rackable Systems, Inc.*	14,880	188,232

		4,735,061

Electronic Equipment & Instruments - 0.08%
KEYENCE Corp. (Japan)	110	24,117
LoJack Corp.*	17,775	109,139

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Samsung SDI Co. Ltd.* (South Korea)	720	60,202

		193,458

Internet Software & Services - 2.00%
Google, Inc. - Class A*	10,420	4,936,475
Online Resources Corp.*	16,710	114,296

		5,050,771

IT Services - 1.89%
Atos Origin S.A. (France)	920	53,451
Automatic Data Processing, Inc.	100,058	4,273,477
Gevity HR, Inc.	32,280	240,486
Paychex, Inc.	3,140	103,369
RightNow Technologies, Inc.*	5,925	95,333

		4,766,116

Office Electronics - 0.01%
Boewe Systec AG (Germany)	530	14,301

Semiconductors & Semiconductor Equipment - 0.10%
Hynix Semiconductor, Inc.* (South Korea)	1,400	29,957
Netlogic Microsystems, Inc.*	5,760	184,378
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,260	49,972

		264,307

Software - 4.70%
Amdocs Ltd.* (Guernsey)	8,755	266,240
Autodesk, Inc.*	52,920	1,687,619
Electronic Arts, Inc.*	41,290	1,782,902
Intuit, Inc.*	5,470	149,495
Microsoft Corp.	137,100	3,526,212
Misys plc (United Kingdom)	11,500	38,974
SAP AG (Germany)	1,370	79,510
SAP AG - ADR (Germany)	40,280	2,328,587
Sonic Solutions*	21,490	110,674
Square Enix Co. Ltd. (Japan)	1,500	46,862
THQ, Inc.*	2,090	31,726
TIBCO Software, Inc.*	155,415	1,275,957
UbiSoft Entertainment S.A.* (France)	1,720	170,323
Utimaco Safeware AG (Germany)	17,130	375,917

		11,870,998

Total Information Technology		34,898,637

Materials - 1.71%
Chemicals - 0.13%
Arkema (France)	20	1,023
Bayer AG (Germany)	2,545	219,748
Calgon Carbon Corp.*	4,525	85,975
The Scotts Miracle-Gro Co. - Class A	1,170	22,792
Tronox, Inc. - Class A	534	742

		330,280

Containers & Packaging - 0.02%
Bemis Co., Inc.	1,570	44,211

Metals & Mining - 0.00%**
RTI International Metals, Inc.*	560	15,266

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Paper & Forest Products - 1.56%
Louisiana-Pacific Corp.	115,540	977,468
Norbord, Inc. (Canada)	25,800	116,688
Weyerhaeuser Co.	53,210	2,844,607

		3,938,763

Total Materials		4,328,520

Telecommunication Services - 0.25%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France)	2,570	81,652
Swisscom AG - ADR (Switzerland)	1,795	58,063
Telus Corp. (Canada)	810	28,536

		168,251

Wireless Telecommunication Services - 0.18%
Hutchison Telecommunications International Ltd.* (Hong Kong)	34,820	45,704
Hutchison Telecommunications International Ltd. - ADR* (Hong Kong)	9,170	179,732
SK Telecom Co. Ltd. - ADR (South Korea)	11,220	239,210

		464,646

Total Telecommunication Services		632,897

Utilities - 0.17%
Electric Utilities - 0.07%
E.ON AG (Germany)	890	170,407

Multi-Utilities - 0.05%
GDF Suez (France)	959	60,359
National Grid plc (United Kingdom)	4,850	64,209

		124,568

Water Utilities - 0.05%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	2,622	65,558
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	3,710	68,665

		134,223

Total Utilities		429,198

TOTAL COMMON STOCKS (Identified Cost $141,615,974)		135,044,391

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,086)	10,455	5,228

CORPORATE BONDS - 3.41%
Convertible Corporate Bonds - 0.60%
Consumer Discretionary - 0.13%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$175,000	186,594

Media - 0.06%
Charter Communications, Inc., 6.50%, 10/1/2027	342,000	141,075

Total Consumer Discretionary		327,669

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Health Care - 0.19%
Biotechnology - 0.15%
Amgen, Inc., 0.375%, 2/1/2013	400,000	385,000

Health Care Equipment & Supplies - 0.04%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	96,975

Total Health Care		481,975

Industrials - 0.08%
Airlines - 0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	191,025

Information Technology - 0.20%
Computers & Peripherals - 0.10%
EMC Corp., 1.75%, 12/1/2013	215,000	247,787

Software - 0.10%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	270,000	266,288

Total Information Technology		514,075

Total Convertible Corporate Bonds (Identified Cost $1,829,758)		1,514,744

Non-Convertible Corporate Bonds - 2.81%
Consumer Discretionary - 0.54%
Automobiles - 0.09%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	240,000	237,144

Hotels, Restaurants & Leisure - 0.10%
McDonald’s Corp., 5.80%, 10/15/2017	255,000	258,968

Media - 0.25%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	190,000	188,329
Comcast Corp., 6.50%, 11/15/2035	280,000	261,226
The Walt Disney Co., 7.00%, 3/1/2032	160,000	177,655

		627,210

Multiline Retail - 0.06%
Target Corp., 5.875%, 3/1/2012	135,000	139,706

Specialty Retail - 0.04%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	100,000	106,692

Total Consumer Discretionary		1,369,720

Consumer Staples - 0.15%
Beverages - 0.10%
Pepsico, Inc., 5.00%, 6/1/2018	265,000	260,210

Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	55,000	56,332
The Kroger Co., 6.80%, 4/1/2011	55,000	57,318

		113,650

Total Consumer Staples		373,860

Energy - 0.14%
Oil, Gas & Consumable Fuels - 0.14%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	90,000	89,650
Arch Western Finance LLC, 6.75%, 7/1/2013	260,000	259,350

Total Energy		349,000

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Financials - 0.83%
Capital Markets - 0.29%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	320,000	262,566
Lehman Brothers Holdings, Inc., 2.82%, 11/16/2009[3]	80,000	73,983
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	120,000	108,315
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	110,000	81,865
Morgan Stanley, 5.55%, 4/27/2017	252,000	220,186

		746,915

Commercial Banks - 0.35%
PNC Bank National Association, 5.25%, 1/15/2017	390,000	345,422
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	328,925
Wachovia Corp., 5.25%, 8/1/2014	230,000	200,855

		875,202

Diversified Financial Services - 0.07%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	240,000	188,679

Insurance - 0.12%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	425,000	188,147
American International Group, Inc., 4.25%, 5/15/2013	125,000	111,020

		299,167

Total Financials		2,109,963

Health Care - 0.12%
Pharmaceuticals - 0.12%
Abbott Laboratories, 3.50%, 2/17/2009	90,000	90,109
Wyeth, 6.50%, 2/1/2034	200,000	205,041

Total Health Care		295,150

Industrials - 0.58%
Aerospace & Defense - 0.03%
Boeing Capital Corp., 6.50%, 2/15/2012	80,000	84,437

Air Freight & Logistics - 0.03%
FedEx Corp., 3.50%, 4/1/2009	90,000	89,771

Airlines - 0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	190,000	171,578

Industrial Conglomerates - 0.22%
General Electric Capital Corp., 6.75%, 3/15/2032	200,000	200,686
General Electric Co., 5.25%, 12/6/2017	370,000	358,460

		559,146

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	119,075

Road & Rail - 0.18%
CSX Corp., 6.00%, 10/1/2036	350,000	278,224
Union Pacific Corp., 5.65%, 5/1/2017	180,000	173,790

		452,014

Total Industrials		1,476,021

Information Technology - 0.14%
Communications Equipment - 0.14%
Cisco Systems, Inc., 5.50%, 2/22/2016	120,000	121,359
Corning, Inc., 6.20%, 3/15/2016	230,000	230,052

Total Information Technology		351,411

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Materials - 0.04%
Metals & Mining - 0.04%
Alcoa, Inc., 5.87%, 2/23/2022	105,000	94,041

Utilities - 0.27%
Electric Utilities - 0.25%
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	80,000	84,000
American Electric Power Co., Inc., 5.375%, 3/15/2010	235,000	237,457
Exelon Generation Co. LLC, 5.35%, 1/15/2014	315,000	301,639

		623,096

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	50,000	53,496

Total Utilities		676,592

Total Non-Convertible Corporate Bonds (Identified Cost $7,648,333)		7,095,758

TOTAL CORPORATE BONDS (Identified Cost $9,478,091)		8,610,502

U.S. TREASURY SECURITIES - 21.27%
U.S. Treasury Bonds - 11.88%
U.S. Treasury Bond, 2.125%, 1/31/2010	5,000,000	4,986,330
U.S. Treasury Bond, 5.50%, 8/15/2028	22,575,000	25,001,812

(Identified Cost $28,453,155)		29,988,142

U.S. Treasury Notes - 9.39%
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	18,748,116
U.S. Treasury Note, 2.875%, 1/31/2013	5,000,000	4,939,845

(Identified Cost $22,788,874)		23,687,961

TOTAL U.S. TREASURY SECURITIES (Identified Cost $51,242,029)		53,676,103

U.S. GOVERNMENT AGENCIES - 9.98%
Mortgage-Backed Securities - 6.29%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	112,807	114,179
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	258,868	250,405
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	451,629	433,476
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	25,304	24,908
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	722,151	710,853
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	128,802	132,841
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,588,604	3,296,581
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	179,915	184,994
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	683,365	702,656
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,539,889	1,548,657
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	101,343	102,133
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	673,856	650,981
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	463,283	454,778
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	186,390	182,968
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	465,651	466,998
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,094,112	1,048,766
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,268,329	1,245,046
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	648,170	650,045
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	73,881	76,360

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	912,508	938,552
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,286,199	2,171,199
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 8/15/2023	462,000	442,076
GNMA, Pool #286310, 9.00%, 2/15/2020	1,818	1,991
GNMA, Pool #288873, 9.50%, 8/15/2020	101	113
GNMA, Pool #550290, 6.50%, 8/15/2031	52,735	54,641

Total Mortgage-Backed Securities (Identified Cost $16,050,829)		15,886,197

Other Agencies - 3.69%
Fannie Mae, 5.25%, 1/15/2009	5,000	5,057
Fannie Mae, 6.375%, 6/15/2009	10,000	10,310
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,296,751

Total Other Agencies (Identified Cost $9,071,537)		9,312,118

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $25,122,366)		25,198,315

SHORT-TERM INVESTMENTS - 11.38%
Dreyfus Treasury and Agency Cash Management - Institutional Shares	6,749,764	6,749,764
Fannie Mae Discount Note, 8/14/2008	$15,000,000	14,987,575
U.S. Treasury Bill, 8/14/2008	7,000,000	6,995,536

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $28,734,081)		28,732,875

TOTAL INVESTMENTS - 99.54% (Identified Cost $256,197,627)		251,267,414
OTHER ASSETS, LESS LIABILITIES - 0.46%		1,158,618

NET ASSETS - 100%		$252,426,032

*	Non-income producing security

**	Less than 0.01%

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	The Chairman and CEO of the company serves as a director of the Fund.

[3]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of July 31, 2008.

[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $84,000, or 0.03%, of the Series’ net assets as of July 31, 2008.

[5]	Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Cost for federal income tax purposes		$256,234,700
Unrealized appreciation		$12,067,137
Unrealized depreciation		(17,034,423)

Net unrealized depreciation		$(4,967,286)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS - 69.21%
Consumer Discretionary - 11.03%
Auto Components - 0.05%
Hankook Tire Co. Ltd. (South Korea)	15,560	$230,678
Tenneco, Inc.*	4,050	58,401

		289,079

Automobiles - 0.03%
Suzuki Motor Corp. (Japan)	6,200	136,220

Diversified Consumer Services - 0.09%
Jackson Hewitt Tax Service, Inc.	30,790	476,013

Hotels, Restaurants & Leisure - 2.80%
Carnival Corp.	243,925	9,010,589
Club Mediterranee S.A.* (France)	5,750	257,299
International Game Technology	240,200	5,214,742

		14,482,630

Household Durables - 0.77%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	38,100	139,298
Fortune Brands, Inc.	61,620	3,531,442
KB Home	4,320	75,989
LG Electronics, Inc. (South Korea)	2,410	248,908

		3,995,637

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan)	1,400	85,269

Media - 3.15%
Acme Communications, Inc.*	20,450	26,380
Charter Communications, Inc. - Class A*	1,463,790	1,668,721
Comcast Corp. - Class A	434,184	8,952,874
Grupo Televisa S.A. - ADR (Mexico)	9,660	217,253
Impresa S.A. (SGPS)* (Portugal)	32,800	65,994
The McGraw-Hill Companies, Inc.	8,740	355,456
Mediacom Communications Corp. - Class A*	72,740	415,345
Mediaset S.p.A. (Italy)	11,825	84,286
Reed Elsevier plc - ADR (United Kingdom)	7,379	334,638
Societe Television Francaise 1 (France)	15,330	264,446
Time Warner, Inc.	261,990	3,751,697
Wolters Kluwer N.V. (Netherlands)	7,425	173,595

		16,310,685

Multiline Retail - 0.09%
PPR (France)	1,200	131,333
Saks, Inc.*	31,450	320,475

		451,808

Specialty Retail - 3.97%
The Home Depot, Inc.	337,210	8,035,714
KOMERI Co. Ltd. (Japan)	3,900	111,718
Lowe’s Companies, Inc.	409,820	8,327,542
Office Depot, Inc.*	567,470	3,858,796
Tractor Supply Co.*	2,880	109,469
Valora Holding AG (Switzerland)	450	111,727

		20,554,966

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Textiles, Apparel & Luxury Goods - 0.06%
Adidas AG (Germany)	2,580	158,385
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	174,290

		332,675

Total Consumer Discretionary		57,114,982

Consumer Staples - 5.55%
Beverages - 0.13%
Carlsberg A/S (Denmark)	2,850	232,713
Diageo plc (United Kingdom)	8,825	154,001
Dr. Pepper Snapple Group, Inc.*	4,980	102,937
Kirin Holdings Co. Ltd. (Japan)	12,000	183,443

		673,094

Food & Staples Retailing - 0.19%
Carrefour S.A. (France)	7,000	359,526
Casino Guichard-Perrachon S.A. (France)	1,710	171,493
The Great Atlantic & Pacific Tea Co., Inc.*	8,250	131,258
Tesco plc (United Kingdom)	36,650	261,781
United Natural Foods, Inc.*	4,380	84,184

		1,008,242

Food Products - 3.61%
Cadbury Schweppes plc (United Kingdom)	26,560	315,307
Dean Foods Co.*	174,330	3,713,229
Groupe Danone (France)	4,100	305,350
Nestle S.A. (Switzerland)	102,250	4,499,312
Pilgrim’s Pride Corp.	12,100	147,499
Suedzucker AG (Germany)	4,250	74,440
Unilever plc - ADR (United Kingdom)	352,408	9,652,455

		18,707,592

Household Products - 0.09%
Henkel AG & Co. KGaA (Germany)	3,500	139,913
Kao Corp. (Japan)	3,000	78,011
Reckitt Benckiser Group plc (United Kingdom)	4,125	225,801

		443,725

Personal Products - 1.53%
Clarins S.A. (France)	4,710	407,639
The Estee Lauder Companies, Inc. - Class A	55,160	2,432,556
L’Oreal S.A. (France)	48,170	5,063,804

		7,903,999

Total Consumer Staples		28,736,652

Energy - 2.84%
Energy Equipment & Services - 2.61%
Baker Hughes, Inc.	76,850	6,371,633
Calfrac Well Services Ltd. (Canada)	15,090	394,755
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	4,925	194,726
Trican Well Service Ltd. (Canada)	17,240	378,920
Weatherford International Ltd.*	163,960	6,186,211

		13,526,245

Oil, Gas & Consumable Fuels - 0.23%
BP plc (United Kingdom)	13,825	142,889
Edge Petroleum Corp.*	25,180	129,425
Eni S.p.A. (Italy)	10,575	358,575
Evergreen Energy, Inc.*	10,975	17,450

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Forest Oil Corp.*	1,900	108,357
Mariner Energy, Inc.*	2,589	68,505
Royal Dutch Shell plc - Class B (Netherlands)	4,679	165,249
Total S.A. (France)	2,700	208,032

		1,198,482

Total Energy		14,724,727

Financials - 7.06%
Capital Markets - 1.20%
Bank of New York Mellon Corp.[1]	7,400	262,700
Daiwa Securities Group, Inc. (Japan)	6,000	52,619
Franklin Resources, Inc.	2,335	234,924
Macquarie Group Ltd. (Australia)	3,275	158,563
Merrill Lynch & Co., Inc.	8,185	218,130
Morgan Stanley	6,585	259,976
SEI Investments Co.	218,320	5,027,910

		6,214,822

Commercial Banks - 3.83%
Aareal Bank AG (Germany)	10,265	251,362
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	31,254
The Bancorp, Inc.*	23,370	135,780
BNP Paribas (France)	1,550	154,238
Boston Private Financial Holdings, Inc.	13,125	102,769
The Chugoku Bank Ltd. (Japan)	10,000	132,011
Commerzbank AG (Germany)	4,775	153,643
Credit Agricole S.A. (France)	3,800	81,613
The Hachijuni Bank Ltd. (Japan)	18,000	116,307
HSBC Holdings plc (United Kingdom)	16,350	271,868
HSBC Holdings plc - ADR (United Kingdom)	4,710	388,622
Huntington Bancshares, Inc.	11,850	83,187
Intesa Sanpaolo (Italy)	9,422	53,234
KeyCorp	2,075	21,891
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	108,019
PNC Financial Services Group, Inc.	86,000	6,130,940
Royal Bank of Scotland Group plc (United Kingdom)	79,965	335,585
Societe Generale (France)	1,006	93,892
Societe Generale - ADR (France)	12,015	224,358
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	125,318
SunTrust Banks, Inc.	2,300	94,438
TCF Financial Corp.	20,365	259,654
U.S. Bancorp	239,050	7,317,320
UniCredito Italiano S.p.A. (Italy)	29,175	175,305
Wachovia Corp.	140,100	2,419,527
Webster Financial Corp.	5,330	105,854
Wells Fargo & Co.	8,340	252,452
Wilmington Trust Corp.	9,040	213,073

		19,833,514

Consumer Finance - 0.88%
American Express Co.	116,200	4,313,344
Capital One Financial Corp.	6,385	267,276

		4,580,620

Diversified Financial Services - 0.38%
Citigroup, Inc.	20,045	374,641
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,180	359,526
ING Groep N.V. (Netherlands)	4,650	152,341

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
JPMorgan Chase & Co.	15,485	629,156
Moody’s Corp.	12,320	428,859

		1,944,523

Insurance - 0.64%
Allianz SE (Germany)	4,860	831,313
American International Group, Inc.	8,660	225,593
Axa (France)	4,550	134,729
First American Corp.	6,550	165,060
LandAmerica Financial Group, Inc.	13,790	158,447
Muenchener Rueckver AG (Germany)	2,275	379,031
Principal Financial Group, Inc.	5,915	251,447
The Progressive Corp.	25,810	522,652
Torchmark Corp.	5,655	328,273
Willis Group Holdings Ltd. (United Kingdom)	10,235	320,048

		3,316,593

Real Estate Investment Trusts (REITS) - 0.05%
Alstria Office REIT AG (Germany)	16,120	263,994

Real Estate Management & Development - 0.06%
Rodobens Negocios Imobiliarios S.A. (Brazil)	25,040	325,434

Thrifts & Mortgage Finance - 0.02%
First Niagara Financial Group, Inc.	7,620	106,604

Total Financials		36,586,104

Health Care - 13.36%
Biotechnology - 1.44%
Amgen, Inc.*	41,675	2,610,105
Celera Corp.*	59,820	816,543
Crucell NV - ADR* (Netherlands)	22,000	361,460
Genzyme Corp.*	38,969	2,986,974
Medarex, Inc.*	33,450	330,486
Monogram Biosciences, Inc.*	225,025	240,777
Senomyx, Inc.*	16,775	85,049

		7,431,394

Health Care Equipment & Supplies - 4.76%
Abaxis, Inc.*	18,230	362,595
Align Technology, Inc.*	49,590	496,396
Alsius Corp.*[2]	56,230	128,204
AtriCure, Inc.*	18,520	178,718
Beckman Coulter, Inc.	8,140	588,848
C.R. Bard, Inc.	4,130	383,429
Carl Zeiss Meditec AG (Germany)	31,000	481,572
The Cooper Companies, Inc.	90,860	3,061,982
Covidien Ltd. (Bermuda)	14,460	712,010
Dexcom, Inc.*	48,235	324,139
Gen-Probe, Inc.*	8,000	426,560
Inverness Medical Innovations, Inc.*	16,050	541,045
Medtronic, Inc.	242,750	12,824,483
Micrus Endovascular Corp.*	19,300	280,622
Nobel Biocare Holding AG (Switzerland)	6,000	185,638
OraSure Technologies, Inc.*	154,150	638,181
Sirona Dental Systems, Inc.*	26,810	665,424
SonoSite, Inc.*	14,620	478,951
STAAR Surgical Co.*	82,770	339,357

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Straumann Holding AG (Switzerland)	2,585	607,248
Synthes, Inc. (Switzerland)	6,580	914,238

		24,619,640

Health Care Providers & Services - 1.35%
Bio-Reference Laboratories, Inc.*	19,760	510,994
Bumrungrad Hospital Public Co. Ltd. (Thailand)	125,000	137,250
Diagnosticos da America S.A. (Brazil)	16,470	392,343
Quest Diagnostics, Inc.	102,430	5,445,179
Sonic Healthcare Ltd. (Australia)	38,680	505,416

		6,991,182

Health Care Technology - 1.23%
Cerner Corp.*	104,750	4,678,135
Eclipsys Corp.*	45,390	1,000,849
Omnicell, Inc.*	42,630	692,738

		6,371,722

Life Sciences Tools & Services - 2.31%
Affymetrix, Inc.*	167,360	1,318,797
Caliper Life Sciences, Inc.*	102,285	406,071
Exelixis, Inc.*	36,010	252,070
Lonza Group AG (Switzerland)	2,390	348,275
Luminex Corp.*	42,780	941,160
Millipore Corp.*	58,970	4,148,539
PerkinElmer, Inc.	152,215	4,429,457
QIAGEN N.V.* (Netherlands)	7,280	136,791

		11,981,160

Pharmaceuticals - 2.27%
AstraZeneca plc (United Kingdom)	1,450	70,924
AstraZeneca plc - ADR (United Kingdom)	2,475	120,161
GlaxoSmithKline plc (United Kingdom)	9,025	210,345
Johnson & Johnson	119,810	8,203,391
Novartis AG - ADR (Switzerland)	44,500	2,641,075
Sanofi-Aventis (France)	1,250	87,869
Santen Pharmaceutical Co. Ltd. (Japan)	5,800	158,617
Shire Ltd. (United Kingdom)	11,175	184,157
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	90,618

		11,767,157

Total Health Care		69,162,255

Industrials - 8.05%
Aerospace & Defense - 0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	11,370	347,467

Air Freight & Logistics - 3.24%
Deutsche Post AG (Germany)	4,275	100,949
FedEx Corp.	90,680	7,149,211
TNT N.V. (Netherlands)	9,995	351,692
United Parcel Service, Inc. - Class B	145,535	9,180,348

		16,782,200

Airlines - 2.84%
AirTran Holdings, Inc.*	20,830	60,824
AMR Corp.*	1,825	16,480
Continental Airlines, Inc. - Class B*	154,360	2,119,363
Delta Air Lines, Inc.*	338,420	2,551,687
Deutsche Lufthansa AG (Germany)	11,325	261,774

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
JetBlue Airways Corp.*	589,465	3,106,481
Southwest Airlines Co.	421,170	6,566,040

		14,682,649

Building Products - 0.03%
Owens Corning, Inc.*	6,560	170,626

Commercial Services & Supplies - 0.09%
Suez Environnement S.A. - Rights* (France)	2,575	18,515
Tomra Systems ASA (Norway)	61,390	429,125

		447,640

Electrical Equipment - 0.04%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	5,080	133,198
Nexans S.A. (France)	830	99,357

		232,555

Industrial Conglomerates - 1.64%
3M Co.	111,260	7,831,591
Siemens AG (Germany)	4,670	570,685
Sonae Capital* (Portugal)	7,657	11,226
Sonae S.A. (SGPS) (Portugal)	61,250	64,961

		8,478,463

Machinery - 0.10%
FANUC Ltd. (Japan)	1,000	79,911
FreightCar America, Inc.	7,900	300,911
Schindler Holding AG (Switzerland)	2,050	140,849

		521,671

Total Industrials		41,663,271

Information Technology - 18.54%
Communications Equipment - 4.29%
Alcatel-Lucent - ADR* (France)	98,660	592,947
BigBand Networks, Inc.*	96,660	412,738
Blue Coat Systems, Inc.*	29,810	433,139
Ceragon Networks Ltd.* (Israel)	37,000	291,190
Cisco Systems, Inc.*	649,620	14,285,144
Harris Stratex Networks, Inc. - Class A*	26,430	194,260
Infinera Corp.*	56,000	630,560
Juniper Networks, Inc.*	184,730	4,808,522
Riverbed Technology, Inc.*	34,950	554,657

		22,203,157

Computers & Peripherals - 2.52%
EMC Corp.*	830,910	12,471,959
Rackable Systems, Inc.*	45,240	572,286

		13,044,245

Electronic Equipment & Instruments - 0.15%
KEYENCE Corp. (Japan)	330	72,351
LoJack Corp.*	54,015	331,652
Planar Systems, Inc.*	87,740	189,518
Samsung SDI Co. Ltd.* (South Korea)	2,330	194,819

		788,340

Internet Software & Services - 2.65%
Google, Inc. - Class A*	28,250	13,383,438

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Online Resources Corp.*	52,480	358,963

		13,742,401

IT Services - 2.57%
Atos Origin S.A. (France)	2,830	164,419
Automatic Data Processing, Inc.	278,785	11,906,907
Gevity HR, Inc.	90,460	673,927
Paychex, Inc.	8,985	295,786
RightNow Technologies, Inc.*	15,875	255,429

		13,296,468

Office Electronics - 0.01%
Boewe Systec AG (Germany)	1,690	45,601

Semiconductors & Semiconductor Equipment - 0.15%
Hynix Semiconductor, Inc.* (South Korea)	4,490	96,075
Netlogic Microsystems, Inc.*	17,760	568,498
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	14,211	135,002

		799,575

Software - 6.20%
Aladdin Knowledge Systems Ltd.* (Israel)	29,580	267,107
Amdocs Ltd.* (Guernsey)	22,870	695,477
Autodesk, Inc.*	118,840	3,789,808
Electronic Arts, Inc.*	112,120	4,841,342
Intuit, Inc.*	15,170	414,596
Microsoft Corp.	376,680	9,688,210
Misys plc (United Kingdom)	27,900	94,554
SAP AG (Germany)	5,200	301,789
SAP AG - ADR (Germany)	113,720	6,574,153
Sonic Solutions*	66,010	339,951
Square Enix Co. Ltd. (Japan)	4,600	143,710
THQ, Inc.*	5,840	88,651
TIBCO Software, Inc.*	391,500	3,214,215
UbiSoft Entertainment S.A.* (France)	4,660	461,457
Utimaco Safeware AG (Germany)	53,830	1,181,296

		32,096,316

Total Information Technology		96,016,103

Materials - 2.26%
Chemicals - 0.17%
Arkema (France)	67	3,428
Bayer AG (Germany)	6,775	584,986
Calgon Carbon Corp.*	12,075	229,425
The Scotts Miracle-Gro Co. - Class A	3,270	63,700

		881,539

Containers & Packaging - 0.02%
Bemis Co., Inc.	4,760	134,042

Metals & Mining - 0.01%
RTI International Metals, Inc.*	1,550	42,253

Paper & Forest Products - 2.06%
Louisiana-Pacific Corp.	309,165	2,615,536
Norbord, Inc. (Canada)	48,540	219,537
Weyerhaeuser Co.	146,560	7,835,098

		10,670,171

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Total Materials		11,728,005

Telecommunication Services - 0.25%
Diversified Telecommunication Services - 0.10%
France Telecom S.A. (France)	7,800	247,814
Swisscom AG - ADR (Switzerland)	5,650	182,762
Telus Corp. (Canada)	2,480	87,370

		517,946

Wireless Telecommunication Services - 0.15%
Hutchison Telecommunications International Ltd.* (Hong Kong)	105,000	137,821
Hutchison Telecommunications International Ltd. - ADR* (Hong Kong)	27,810	545,076
SK Telecom Co. Ltd. - ADR (South Korea)	3,750	79,950

		762,847

Total Telecommunication Services		1,280,793

Utilities - 0.27%
Electric Utilities - 0.12%
E.ON AG (Germany)	3,300	631,846

Multi-Utilities - 0.07%
GDF Suez (France)	2,458	154,650
National Grid plc (United Kingdom)	15,275	202,226

		356,876

Water Utilities - 0.08%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	8,129	203,251
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,480	212,473

		415,724

Total Utilities		1,404,446

TOTAL COMMON STOCKS
(Identified Cost $385,342,854)		358,417,338

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011
(Identified Cost $5,289)	8,377	4,189

CORPORATE BONDS - 3.68%
Convertible Corporate Bonds - 0.47%
Consumer Discretionary - 0.10%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$285,000	303,881

Media - 0.04%
Charter Communications, Inc., 6.50%, 10/1/2027	546,000	225,225

Total Consumer Discretionary		529,106

Health Care - 0.15%
Biotechnology - 0.12%
Amgen, Inc., 0.375%, 2/1/2013	635,000	611,187

Health Care Equipment & Supplies - 0.03%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	150,850

Total Health Care		762,037

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Industrials - 0.06%
Airlines - 0.06%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	297,150

Information Technology - 0.16%
Computers & Peripherals - 0.08%
EMC Corp., 1.75%, 12/1/2013	335,000	386,088

Software - 0.08%
Amdocs Ltd., 0.50%, 3/15/2024 (Guernsey)	435,000	429,019

Total Information Technology		815,107

Total Convertible Corporate Bonds (Identified Cost $2,908,835)		2,403,400

Non-Convertible Corporate Bonds - 3.21%
Consumer Discretionary - 0.65%
Automobiles - 0.11%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	565,000	558,276

Hotels, Restaurants & Leisure - 0.12%
McDonald’s Corp., 5.80%, 10/15/2017	600,000	609,337

Media - 0.30%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	495,604
Comcast Corp., 6.50%, 11/15/2035	670,000	625,076
The Walt Disney Co., 7.00%, 3/1/2032	380,000	421,930

		1,542,610

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	365,000	377,723

Specialty Retail - 0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	265,000	282,733

Total Consumer Discretionary		3,370,679

Consumer Staples - 0.16%
Beverages - 0.10%
Pepsico, Inc., 5.00%, 6/1/2018	560,000	549,877

Food & Staples Retailing - 0.06%
The Kroger Co., 7.25%, 6/1/2009	140,000	143,392
The Kroger Co., 6.80%, 4/1/2011	145,000	151,110

		294,502

Total Consumer Staples		844,379

Energy - 0.16%
Oil, Gas & Consumable Fuels - 0.16%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	220,000	219,146
Arch Western Finance LLC, 6.75%, 7/1/2013	605,000	603,488

Total Energy		822,634

Financials - 0.88%
Capital Markets - 0.33%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	750,000	615,389
Lehman Brothers Holdings, Inc., 2.82%, 11/16/2009[3]	215,000	198,830
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	280,000	252,736
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	189,777
Morgan Stanley, 5.55%, 4/27/2017	515,000	449,983

		1,706,715

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Commercial Banks - 0.32%
PNC Bank National Association, 5.25%, 1/15/2017	615,000	544,704
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	600,418
Wachovia Corp., 5.25%, 8/1/2014	615,000	537,068

		1,682,190

Diversified Financial Services - 0.09%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	444,181

Insurance - 0.14%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	980,000	433,846
American International Group, Inc., 4.25%, 5/15/2013	345,000	306,415

		740,261

Total Financials		4,573,347

Health Care - 0.14%
Pharmaceuticals - 0.14%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	240,290
Wyeth, 6.50%, 2/1/2034	470,000	481,845

Total Health Care		722,135

Industrials - 0.69%
Aerospace & Defense - 0.05%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	226,924

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	240,000	239,390

Airlines - 0.09%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	474,098

Industrial Conglomerates - 0.25%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	536,835
General Electric Co., 5.25%, 12/6/2017	765,000	741,141

		1,277,976

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	272,879

Road & Rail - 0.20%
CSX Corp., 6.00%, 10/1/2036	820,000	651,840
Union Pacific Corp., 5.65%, 5/1/2017	415,000	400,682

		1,052,522

Total Industrials		3,543,789

Information Technology - 0.16%
Communications Equipment - 0.16%
Cisco Systems, Inc., 5.50%, 2/22/2016	275,000	278,115
Corning, Inc., 6.20%, 3/15/2016	560,000	560,127

Total Information Technology		838,242

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 5.87%, 2/23/2022	275,000	246,297

Utilities - 0.32%
Electric Utilities - 0.29%

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Allegheny Energy Supply Co. LLC[4], 8.25%, 4/15/2012	220,000	231,000
American Electric Power Co., Inc., 5.375%, 3/15/2010	550,000	555,751
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	737,340

		1,524,091

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	144,439

Total Utilities		1,668,530

Total Non-Convertible Corporate Bonds (Identified Cost $17,993,599)		16,630,032

TOTAL CORPORATE BONDS (Identified Cost $20,902,434)		19,033,432

U.S. TREASURY SECURITIES - 13.21%
U.S. Treasury Bonds - 6.81%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $33,347,918)	31,830,000	35,251,725

U.S. Treasury Notes - 6.40%
U.S. Treasury Note, 4.625%, 10/31/2011	15,000	15,792
U.S. Treasury Note, 4.75%, 1/31/2012	17,000,000	18,005,397
U.S. Treasury Note, 2.875%, 1/31/2013	15,300,000	15,115,926

Total U.S. Treasury Notes (Identified Cost $32,347,702)		33,137,115

TOTAL U.S. TREASURY SECURITIES (Identified Cost $65,695,620)		68,388,840

U.S. GOVERNMENT AGENCIES - 12.20%
Mortgage-Backed Securities - 4.96%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	1,148	1,162
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	11,025	11,361
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	310,743	314,136
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	369,302	357,228
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	278,464	269,360
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	273,879	264,925
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	165,041	159,645
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	80,827	79,841
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	111,098	109,232
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	953,078	938,167
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	337,715	349,254
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,735,942	5,269,180
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	681,043	700,268
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	690,406	709,896
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,394,677	2,408,312
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	278,694	280,865
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,095,221	1,058,044
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	607,407	596,955
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	179,676	176,584
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	238,221	233,848
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	736,286	738,416
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,698,435	1,628,042
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,969,396	1,933,243
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	1,005,604	1,008,513
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	189,700	195,707

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,450,275	1,491,668
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	3,556,093	3,377,214
Federal Home Loan Mortgage Corp., TBA[5], 4.50%, 8/15/2023	943,000	902,333
GNMA, Pool #631703, 6.50%, 9/15/2034	128,332	132,650

Total Mortgage-Backed Securities (Identified Cost $25,952,516)		25,696,049

Other Agencies - 7.24%
Fannie Mae, 5.00%, 5/11/2017	14,125,000	14,523,735
Federal Home Loan Bank, 5.00%, 11/17/2017	22,395,000	22,986,810

Total Other Agencies (Identified Cost $36,803,948)		37,510,545

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $62,756,464)		63,206,594

SHORT-TERM INVESTMENTS - 1.96%
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $10,152,487)	10,152,487	10,152,487

TOTAL INVESTMENTS - 100.26% (Identified Cost $544,855,148)		519,202,880
LIABILITIES, LESS OTHER ASSETS - (0.26%)		(1,334,957)

NET ASSETS - 100%		$517,867,923

*	Non-income producing security

**	Less than 0.01%

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	The Chairman and CEO of the company serves as a director of the Fund.

[3]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate at July 31, 2008.

[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $231,000, or 0.04%, of the Series’ net assets as of July 31, 2008.

[5]	Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$544,906,994
Unrealized appreciation	$26,355,596
Unrealized depreciation	(52,059,710)

Net unrealized depreciation	$(25,704,114)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
COMMON STOCKS - 93.08%
Consumer Discretionary - 15.43%
Auto Components - 0.05%
Hankook Tire Co. Ltd. (South Korea)	12,990	$192,578
Tenneco, Inc.*	3,250	46,865

		239,443

Automobiles - 0.03%
Suzuki Motor Corp. (Japan)	6,200	136,220

Diversified Consumer Services - 0.11%
Jackson Hewitt Tax Service, Inc.	32,550	503,223

Hotels, Restaurants & Leisure - 3.93%
Carnival Corp.	321,621	11,880,680
Club Mediterranee S.A.* (France)	6,455	288,847
International Game Technology	259,585	5,635,590

		17,805,117

Household Durables - 2.36%
Corporacion Geo S.A. de C.V. - Class B* (Mexico)	35,870	131,145
D.R. Horton, Inc.	141,900	1,577,928
Fortune Brands, Inc.	66,880	3,832,893
KB Home	4,070	71,591
Lennar Corp. - Class A	121,440	1,469,424
LG Electronics, Inc. (South Korea)	1,750	180,742
Pulte Homes, Inc.	160,850	1,963,979
Toll Brothers, Inc.*	72,560	1,457,730

		10,685,432

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan)	1,400	85,269

Media - 3.83%
Charter Communications, Inc. - Class A*	1,833,590	2,090,293
Comcast Corp. - Class A	483,834	9,976,657
Impresa S.A. (SGPS)* (Portugal)	18,150	36,518
The McGraw-Hill Companies, Inc.	9,330	379,451
Mediacom Communications Corp. - Class A*	67,580	385,882
Mediaset S.p.A. (Italy)	7,725	55,062
Reed Elsevier plc - ADR (United Kingdom)	3,895	176,638
Societe Television Francaise 1 (France)	14,250	245,816
Time Warner, Inc.	271,883	3,893,365
Wolters Kluwer N.V. (Netherlands)	5,100	119,237

		17,358,919

Multiline Retail - 0.12%
Hyundai Department Store Co. Ltd. (South Korea)	760	66,325
Lotte Shopping Co. Ltd. (South Korea)	230	68,309
PPR (France)	885	96,858
Saks, Inc.*	31,430	320,272

		551,764

Specialty Retail - 4.93%
The Home Depot, Inc.	365,260	8,704,146
Kingfisher plc (United Kingdom)	48,700	114,277
KOMERI Co. Ltd. (Japan)	3,700	105,989
Lowe’s Companies, Inc.	440,470	8,950,350

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Office Depot, Inc.*	599,420	4,076,056
Tractor Supply Co.*	7,679	291,879
Valora Holding AG (Switzerland)	480	119,175

		22,361,872

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany)	1,870	114,799
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	110,661

		225,460

Total Consumer Discretionary		69,952,719

Consumer Staples - 7.94%
Beverages - 0.12%
Carlsberg A/S (Denmark)	2,900	236,795
Diageo plc (United Kingdom)	6,410	111,858
Dr. Pepper Snapple Group, Inc.*	4,603	95,144
Kirin Holdings Co. Ltd. (Japan)	8,000	122,295

		566,092

Food & Staples Retailing - 0.20%
Carrefour S.A. (France)	7,000	359,526
Casino Guichard-Perrachon S.A. (France)	1,550	155,447
The Great Atlantic & Pacific Tea Co., Inc.*	8,170	129,985
Tesco plc (United Kingdom)	26,120	186,568
United Natural Foods, Inc.*	4,240	81,493

		913,019

Food Products - 5.37%
Cadbury Schweppes plc (United Kingdom)	24,554	291,493
Dean Foods Co.*	177,640	3,783,732
Groupe Danone (France)	2,500	186,189
Kellogg Co.	83,200	4,414,592
Lancaster Colony Corp.	375	12,191
Nestle S.A. (Switzerland)	111,560	4,908,981
Pilgrim’s Pride Corp.	12,100	147,499
Suedzucker AG (Germany)	4,050	70,937
Unilever plc - ADR (United Kingdom)	384,553	10,532,907

		24,348,521

Household Products - 0.08%
Henkel AG & Co. KGaA (Germany)	3,490	139,513
Kao Corp. (Japan)	2,000	52,007
Reckitt Benckiser Group plc (United Kingdom)	3,060	167,503

		359,023

Personal Products - 2.17%
Clarins S.A. (France)	5,457	472,290
The Estee Lauder Companies, Inc. - Class A	91,858	4,050,938
L’Oreal S.A. (France)	49,055	5,156,838
Natura Cosmeticos S.A. (Brazil)	11,864	140,856

		9,820,922

Total Consumer Staples		36,007,577

Energy - 3.52%
Energy Equipment & Services - 3.31%
Baker Hughes, Inc.	81,797	6,781,789
Calfrac Well Services Ltd. (Canada)	24,560	642,490
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	14,050	555,514
Trican Well Service Ltd. (Canada)	16,100	353,863

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Weatherford International Ltd.*	177,166	6,684,473

		15,018,129

Oil, Gas & Consumable Fuels - 0.21%
BP plc (United Kingdom)	9,950	102,839
Edge Petroleum Corp.*	25,910	133,177
Eni S.p.A. (Italy)	7,887	267,431
Evergreen Energy, Inc.*	19,995	31,792
Forest Oil Corp.*	1,750	99,802
Mariner Energy, Inc.*	1,375	36,382
Royal Dutch Shell plc - Class B (Netherlands)	3,414	120,573
Total S.A. (France)	2,200	169,508

		961,504

Total Energy		15,979,633

Financials - 10.39%
Capital Markets - 1.63%
Bank of New York Mellon Corp.[1]	7,500	266,250
Daiwa Securities Group, Inc. (Japan)	4,000	35,079
Franklin Resources, Inc.	3,605	362,699
Macquarie Group Ltd. (Australia)	3,237	156,723
Merrill Lynch & Co., Inc.	8,530	227,324
Morgan Stanley	6,000	236,880
Nomura Holdings, Inc. (Japan)	2,300	33,603
SEI Investments Co.	263,280	6,063,338

		7,381,896

Commercial Banks - 6.17%
Aareal Bank AG (Germany)	8,327	203,905
The Bancorp, Inc.*	20,760	120,616
BNP Paribas (France)	1,403	139,611
Boston Private Financial Holdings, Inc.	11,627	91,039
The Chugoku Bank Ltd. (Japan)	7,300	96,368
Commerzbank AG (Germany)	3,075	98,943
Credit Agricole S.A. (France)	2,840	60,995
The Hachijuni Bank Ltd. (Japan)	13,400	86,584
Hana Financial Group, Inc. (South Korea)	2,380	90,444
HSBC Holdings plc (United Kingdom)	15,557	258,682
HSBC Holdings plc - ADR (United Kingdom)	4,208	347,202
Huntington Bancshares, Inc.	11,045	77,536
KeyCorp	3,498	36,904
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,000	54,009
PNC Financial Services Group, Inc.	143,106	10,202,027
Royal Bank of Scotland Group plc (United Kingdom)	70,741	296,875
Societe Generale (France)	1,475	137,665
Societe Generale - ADR (France)	10,860	202,791
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	83,545
SunTrust Banks, Inc.	1,905	78,219
TCF Financial Corp.	21,300	271,575
U.S. Bancorp	268,987	8,233,692
UniCredito Italiano S.p.A. (Italy)	26,122	156,960
Wachovia Corp.	349,330	6,032,929
Webster Financial Corp.	5,160	102,478
Wells Fargo & Co.	6,940	210,074
Wilmington Trust Corp.	8,360	197,045

		27,968,713

Consumer Finance - 1.16%
American Express Co.	133,940	4,971,853

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Capital One Financial Corp.	6,565	274,811

		5,246,664

Diversified Financial Services - 0.62%
Citigroup, Inc.	21,145	395,200
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,100	353,973
ING Groep N.V. (Netherlands)	3,225	105,656
JPMorgan Chase & Co.	14,321	581,862
Moody’s Corp.	39,080	1,360,375

		2,797,066

Insurance - 0.68%
Allianz SE (Germany)	4,248	726,629
American International Group, Inc.	8,300	216,215
Axa (France)	2,675	79,209
First American Corp.	6,600	166,320
LandAmerica Financial Group, Inc.	14,420	165,686
Muenchener Rueckver AG (Germany)	1,773	295,394
Principal Financial Group, Inc.	5,585	237,418
The Progressive Corp.	24,920	504,630
Torchmark Corp.	5,550	322,177
Willis Group Holdings Ltd. (United Kingdom)	12,765	399,162

		3,112,840

Real Estate Investment Trusts (REITS) - 0.05%
Alstria Office REIT AG (Germany)	13,000	212,899

Real Estate Management & Development - 0.06%
Rodobens Negocios Imobiliarios S.A. (Brazil)	21,220	275,787

Thrifts & Mortgage Finance - 0.02%
First Niagara Financial Group, Inc.	7,360	102,966

Total Financials		47,098,831

Health Care - 17.91%
Biotechnology - 1.68%
Amgen, Inc.*	43,806	2,743,570
Celera Corp.*	57,080	779,142
Crucell NV - ADR* (Netherlands)	21,000	345,030
Genzyme Corp.*	40,713	3,120,651
Medarex, Inc.*	31,500	311,220
Monogram Biosciences, Inc.*	217,071	232,266
Senomyx, Inc.*	15,362	77,885

		7,609,764

Health Care Equipment & Supplies - 6.00%
Abaxis, Inc.*	18,010	358,219
Advanced Medical Optics, Inc.*	23,940	415,598
Align Technology, Inc.*	49,440	494,894
Alsius Corp.*[2]	46,698	106,471
AtriCure, Inc.*	16,790	162,023
Beckman Coulter, Inc.	8,620	623,571
C.R. Bard, Inc.	4,120	382,501
Carl Zeiss Meditec AG (Germany)	30,000	466,038
The Cooper Companies, Inc.	94,135	3,172,349
Covidien Ltd. (Bermuda)	19,400	955,256
Dexcom, Inc.*	43,304	291,003
Gen-Probe, Inc.*	8,500	453,220
Inverness Medical Innovations, Inc.*	29,745	1,002,704

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Medtronic, Inc.	260,368	13,755,241
Micrus Endovascular Corp.*	18,058	262,563
Nobel Biocare Holding AG (Switzerland)	5,550	171,715
OraSure Technologies, Inc.*	153,636	636,053
Sirona Dental Systems, Inc.*	26,430	655,993
SonoSite, Inc.*	14,137	463,128
STAAR Surgical Co.*	66,780	273,798
Straumann Holding AG (Switzerland)	2,544	597,616
Synthes, Inc. (Switzerland)	7,660	1,064,295
Thoratec Corp.*	24,790	465,060

		27,229,309

Health Care Providers & Services - 1.82%
Bio-Reference Laboratories, Inc.*	19,700	509,442
Bumrungrad Hospital Public Co. Ltd. (Thailand)	124,000	136,152
Diagnosticos da America S.A. (Brazil)	35,980	857,104
Quest Diagnostics, Inc.	115,330	6,130,943
Sonic Healthcare Ltd. (Australia)	47,200	616,744

		8,250,385

Health Care Technology - 2.76%
Cerner Corp.*	124,213	5,547,353
Eclipsys Corp.*	283,941	6,260,899
Omnicell, Inc.*	42,840	696,150

		12,504,402

Life Sciences Tools & Services - 2.95%
Affymetrix, Inc.*	166,260	1,310,129
Caliper Life Sciences, Inc.*	184,520	732,544
Exelixis, Inc.*	73,910	517,370
Lonza Group AG (Switzerland)	2,390	348,275
Luminex Corp.*	42,810	941,820
Millipore Corp.*	63,850	4,491,847
PerkinElmer, Inc.	168,671	4,908,326
QIAGEN N.V.* (Netherlands)	7,050	132,469

		13,382,780

Pharmaceuticals - 2.70%
AstraZeneca plc (United Kingdom)	675	33,016
AstraZeneca plc - ADR (United Kingdom)	1,500	72,825
GlaxoSmithKline plc (United Kingdom)	6,775	157,905
Johnson & Johnson	128,590	8,804,557
Novartis AG - ADR (Switzerland)	46,407	2,754,255
Sanofi-Aventis (France)	837	58,837
Santen Pharmaceutical Co. Ltd. (Japan)	5,500	150,413
Shire Ltd. (United Kingdom)	9,080	149,633
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	74,627

		12,256,068

Total Health Care		81,232,708

Industrials - 10.19%
Aerospace & Defense - 0.08%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	11,610	354,802

Air Freight & Logistics - 4.57%
Deutsche Post AG (Germany)	4,985	117,715
FedEx Corp.	132,130	10,417,129
TNT N.V. (Netherlands)	9,504	334,415
United Parcel Service, Inc. - Class B	156,173	9,851,393

		20,720,652

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Airlines - 3.00%
AirTran Holdings, Inc.*	14,860	43,391
AMR Corp.*	1,275	11,513
Continental Airlines, Inc. - Class B*	129,620	1,779,683
Delta Air Lines, Inc.*	282,430	2,129,522
Deutsche Lufthansa AG (Germany)	8,080	186,767
JetBlue Airways Corp.*	441,852	2,328,560
Southwest Airlines Co.	455,657	7,103,693

		13,583,129

Building Products - 0.07%
Owens Corning, Inc.*	12,930	336,309

Commercial Services & Supplies - 0.10%
Suez Environnement S.A. - Rights* (France)	2,309	16,602
Tomra Systems ASA (Norway)	61,210	427,866

		444,468

Electrical Equipment - 0.05%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	5,070	132,935
Nexans S.A. (France)	820	98,160

		231,095

Industrial Conglomerates - 1.93%
3M Co.	116,255	8,183,189
Siemens AG (Germany)	4,470	546,244
Sonae Capital* (Portugal)	4,159	6,098
Sonae S.A. (SGPS) (Portugal)	33,275	35,291

		8,770,822

Machinery - 0.12%
FANUC Ltd. (Japan)	900	71,920
FreightCar America, Inc.	8,000	304,720
Schindler Holding AG (Switzerland)	2,102	144,422

		521,062

Road & Rail - 0.27%
Heartland Express, Inc.	72,450	1,234,548

Total Industrials		46,196,887

Information Technology - 23.57%
Communications Equipment - 5.49%
Alcatel-Lucent - ADR* (France)	169,100	1,016,291
BigBand Networks, Inc.*	91,010	388,613
Blue Coat Systems, Inc.*	42,550	618,251
Ceragon Networks Ltd.* (Israel)	37,000	291,190
Cisco Systems, Inc.*	698,980	15,370,570
Harris Stratex Networks, Inc. - Class A*	29,730	218,516
Infinera Corp.*	56,000	630,560
Juniper Networks, Inc.*	222,998	5,804,638
Riverbed Technology, Inc.*	35,080	556,720

		24,895,349

Computers & Peripherals - 3.02%
EMC Corp.*	877,150	13,166,022
Rackable Systems, Inc.*	41,370	523,331

		13,689,353

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Electronic Equipment & Instruments - 0.16%
KEYENCE Corp. (Japan)	220	48,234
LoJack Corp.*	58,166	357,139
Planar Systems, Inc.*	78,160	168,826
Samsung SDI Co. Ltd.* (South Korea)	1,690	141,307

		715,506

Internet Software & Services - 3.15%
Google, Inc. - Class A*	29,422	13,938,673
Online Resources Corp.*	50,110	342,752

		14,281,425

IT Services - 3.02%
Atos Origin S.A. (France)	2,660	154,543
Automatic Data Processing, Inc.	288,802	12,334,733
Gevity HR, Inc.	95,980	715,051
Paychex, Inc.	8,805	289,861
RightNow Technologies, Inc.*	13,581	218,518

		13,712,706

Office Electronics - 0.01%
Boewe Systec AG (Germany)	1,220	32,919

Semiconductors & Semiconductor Equipment - 0.15%
Hynix Semiconductor, Inc.* (South Korea)	3,260	69,756
Netlogic Microsystems, Inc.*	16,430	525,924
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	10,004	95,036

		690,716

Software - 8.57%
Aladdin Knowledge Systems Ltd.* (Israel)	32,063	289,529
Amdocs Ltd.* (Guernsey)	26,470	804,953
Autodesk, Inc.*	153,920	4,908,509
Electronic Arts, Inc.*	141,160	6,095,289
Intuit, Inc.*	15,120	413,230
Microsoft Corp.	400,100	10,290,572
Misys plc (United Kingdom)	22,890	77,575
SAP AG (Germany)	3,200	185,716
SAP AG - ADR (Germany)	130,580	7,548,830
Sonic Solutions*	61,330	315,850
Square Enix Co. Ltd. (Japan)	4,600	143,710
THQ, Inc.*	5,860	88,955
TIBCO Software, Inc.*	743,582	6,104,808
UbiSoft Entertainment S.A.* (France)	4,742	469,577
Utimaco Safeware AG (Germany)	51,506	1,130,296

		38,867,399

Total Information Technology		106,885,373

Materials - 3.39%
Chemicals - 0.18%
Arkema (France)	40	2,046
Bayer AG (Germany)	5,746	496,138
Calgon Carbon Corp.*	12,448	236,512
The Scotts Miracle-Gro Co. - Class A	3,280	63,894

		798,590

Containers & Packaging - 0.03%
Bemis Co., Inc.	4,610	129,818

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares / Principal Amount	Value
Metals & Mining - 0.01%
RTI International Metals, Inc.*	1,660	45,252

Paper & Forest Products - 3.17%
Louisiana-Pacific Corp.	679,380	5,747,555
Norbord, Inc. (Canada)	70,027	316,719
Weyerhaeuser Co.	155,830	8,330,672

		14,394,946

Total Materials		15,368,606

Telecommunication Services - 0.50%
Diversified Telecommunication Services - 0.20%
France Telecom S.A. (France)	7,070	224,621
Swisscom AG - ADR (Switzerland)	4,606	148,992
Telenor ASA - ADR (Norway)	1,950	88,894
Telus Corp. (Canada)	12,330	434,386

		896,893

Wireless Telecommunication Services - 0.30%
Hutchison Telecommunications International Ltd.* (Hong Kong)	95,000	124,696
Hutchison Telecommunications International Ltd. - ADR* (Hong Kong)	28,670	561,932
SK Telecom Co. Ltd. - ADR (South Korea)	31,150	664,118

		1,350,746

Total Telecommunication Services		2,247,639

Utilities - 0.24%
Electric Utilities - 0.10%
E.ON AG (Germany)	2,350	449,951

Multi-Utilities - 0.06%
GDF Suez (France)	2,204	138,675
National Grid plc (United Kingdom)	11,210	148,409

		287,084

Water Utilities - 0.08%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	6,976	174,422
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	9,850	182,305

		356,727

Total Utilities		1,093,762

TOTAL COMMON STOCKS (Identified Cost $469,923,386)		422,063,735

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	2,066

U.S. TREASURY BONDS - 5.73%
U.S. Treasury Bond, 5.25%, 11/15/2028	$8,000,000	8,606,248
U.S. Treasury Bond, 5.25%, 2/15/2029	8,000,000	8,600,624
U.S. Treasury Bond, 5.375%, 2/15/2031	8,000,000	8,790,624

TOTAL U.S. TREASURY BONDS (Identified Cost $27,046,809)		25,997,496

SHORT-TERM INVESTMENTS - 0.98%

Investment Portfolio - July 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares / Principal Amount	Value
Dreyfus Treasury and Agency Cash Management - Institutional Shares (Identified Cost $4,457,262)	4,457,262	4,457,262

TOTAL INVESTMENTS - 99.79% (Identified Cost $501,430,129)		452,520,559
OTHER ASSETS, LESS LIABILITIES - 0.21%		934,970

NET ASSETS - 100%		$453,455,529

*	Non-income producing security

**	Less than 0.01%

ADR - American Depository Receipt

[1]	Bank of New York Mellon Corp. is the Fund’s custodian.

[2]	The Chairman and CEO of the company serves as a director of the Fund.

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$501,460,878
Unrealized appreciation	$19,668,224
Unrealized depreciation	(68,608,543)

Net unrealized depreciation	$(48,940,319)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target Income Series	Shares	Value
MUTUAL FUNDS - 100%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	40	$395

NET ASSETS - 100% (Identified Cost $402)		$395

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$402
Unrealized appreciation	$—
Unrealized depreciation	(7)

Net unrealized depreciation	$(7)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target 2010 Series	Shares	Value
MUTUAL FUNDS - 100%
Manning & Napier Pro-Blend® Moderate Term Series - Class I	40	$396

NET ASSETS - 100% (Identified Cost $402)		$396

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$402
Unrealized appreciation	$—
Unrealized depreciation	(6)

Net unrealized depreciation	$(6)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target 2020 Series	Shares	Value
MUTUAL FUNDS - 100%
Manning & Napier Pro-Blend® Extended Term Series - Class I	40	$393

NET ASSETS - 100% (Identified Cost $403)		$393

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$403
Unrealized appreciation	$—
Unrealized depreciation	(10)

Net unrealized depreciation	$(10)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target 2030 Series	Shares	Value
MUTUAL FUNDS - 100%
Manning & Napier Pro-Blend® Extended Term Series - Class I	16	$157
Manning & Napier Pro-Blend® Maximum Term Series - Class I	24	235

NET ASSETS - 100% (Identified Cost $402)		$392

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$402
Unrealized appreciation	$—
Unrealized depreciation	(10)

Net unrealized depreciation	$(10)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target 2040 Series	Shares	Value
MUTUAL FUNDS - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,753	$17,113

TOTAL INVESTMENTS - 100.0% (Identified Cost $16,382)		17,113
LIABILITIES, LESS OTHER ASSETS - (0.0%*)		(1)

NET ASSETS - 100.0%		$17,112

* Less than 0.1%

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$16,382
Unrealized appreciation	$731
Unrealized depreciation	—

Net unrealized appreciation	$731

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2008 (unaudited)

Target 2050 Series	Shares	Value
MUTUAL FUNDS - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	40	$392

TOTAL INVESTMENTS - 100.0% (Identified Cost $402)		392
LIABILITIES, LESS OTHER ASSETS - (0.0%*)		(1)

NET ASSETS - 100.0%		$391

* Less than 0.1%

Federal Tax Information:

On July 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$402
Unrealized appreciation	$—
Unrealized depreciation	(10)

Net unrealized depreciation	$(10)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 29, 2008

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
September 29, 2008